AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2003
                                                              File No. 033-50718
                                                              File No. 811-07102

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                  [ ]
                      POST-EFFECTIVE AMENDMENT NO. 34                        [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                              AMENDMENT NO. 36                               [X]

                                 THE ARBOR FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                            --------------------
                                 James R. Foggo
                               c/o SEI Corporation
                            Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                Thomas P. Lemke, Esquire
         Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
         1701 Market Street                       1111 Pennsylvania Avenue, NW
         Philadelphia, PA  19103                  Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box):

                 [ ]  Immediately upon filing pursuant to paragraph (b)
                 [X]  On May 31, 2003 pursuant to paragraph (b)
                 [ ]  60 days after filing pursuant to paragraph (a)(1)
                 [ ]  On [date] pursuant to paragraph (a)(1)
                 [ ]  75 days after filing pursuant to paragraph (a)(2)
                 [ ]  On [date] pursuant to paragraph (a) of Rule 485.

[HANCOCK LOGO OMITTED]

[FRONT COVER GRAPHIC ART OMITTED]

                        Hancock Horizon Family of Funds


                                  MAY 31, 2003

                           Strategic Income Bond Fund
                                   Value Fund
                                   Growth Fund
                                 Burkenroad Fund

                     TRUST CLASS, CLASS A AND CLASS C SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)


                 The Securities and Exchange Commission has not
             approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 The Arbor Fund

About This Prospectus

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about Trust Class, Class A and Class C Shares of the Strategic Income Bond Fund, the Value Fund and the Growth Fund and Class A Shares of the Burkenroad Fund that you should know before investing. Please read this prospectus and keep it for future reference.

Trust Class, Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOLLOWING, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                 Page
STRATEGIC INCOME BOND FUND                          1
VALUE FUND                                          4
GROWTH FUND                                         7
BURKENROAD FUND                                    10
MORE INFORMATION ABOUT RISK                        13
MORE INFORMATION ABOUT FUND INVESTMENTS            13
INVESTMENT ADVISER                                 14
PORTFOLIO MANAGERS                                 14
PURCHASING, SELLING AND
 EXCHANGING FUND SHARES                            15
DISTRIBUTION OF FUND SHARES                        19
DIVIDENDS AND DISTRIBUTIONS                        19
TAXES                                              20
FINANCIAL HIGHLIGHTS                               21

HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS            BACK COVER



RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

STRATEGIC INCOME BOND FUND


FUND SUMMARY

INVESTMENT GOAL Total return through current income and capital appreciation, consistent with the preservation of capital
--------------------------------------------------------------------------------
INVESTMENT FOCUS   Fixed income securities issued by the U.S. Treasury, U.S.
government agencies and U.S. corporations
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Investing in a mix of U.S. Treasury securities, U.S. government agency securities, mortgage-backed securities and investment grade corporate debt to attempt to maximize return while limiting risk
--------------------------------------------------------------------------------
INVESTOR PROFILE Conservative investors who want current income, low risk to principal, and a total return commensurate with fixed income investing
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE
STRATEGIC INCOME BOND FUND

The Fund invests primarily (at least 80% of its assets) in (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities and (iii) investment grade U.S. corporate debt. In selecting investments for the Fund, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The Adviser may vary this average maturity in anticipation of a change in the interest rate environment. There is no restriction on the maturity of a single security. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; reallocate the Fund's investments among the above types of fixed income securities; or, to realize an aberration in a security's market valuation.


PRINCIPAL RISKS OF INVESTING IN THE
STRATEGIC INCOME BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*



[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



2001     7.43%

2002     8.10%



           BEST QUARTER          WORST QUARTER
              3.87%                  0.04%
            (9/30/01)              (3/31/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
 PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS 1.18%.


AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX AND THE LIPPER GENERAL BOND FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.



STRATEGIC INCOME                                     SINCE INCEPTION
BOND FUND                            1 YEAR          (MAY 31, 2000)
----------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
   TRUST CLASS SHARES                8.10%               8.86%
   CLASS A SHARES                    3.48%               6.90%
   CLASS C SHARES                    7.11%               7.93%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS
     TRUST CLASS SHARES              6.10%               6.40%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS AND SALES
   OF FUND SHARES
     TRUST CLASS SHARES              4.93%               5.90%
LEHMAN BROTHERS INTERMEDIATE
   GOVERNMENT/CREDIT INDEX
   (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES, OR TAXES)         9.82%              10.66%
LIPPER GENERAL BOND
   FUNDS OBJECTIVE                   6.26%               6.67%

   SIMPLY SPEAKING...

   WHAT IS AN INDEX?

   AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS A MARKET VALUE WEIGHTED PERFORMANCE BENCHMARK FOR GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES WITH MATURITIES BETWEEN ONE AND TEN YEARS.

   WHAT IS AN AVERAGE?

   AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE FUNDS INCLUDED IN THE LIPPER GENERAL BOND FUNDS OBJECTIVE INVEST THE BULK OF THEIR ASSETS IN CORPORATE AND GOVERNMENT DEBT ISSUES AND DOES NOT HAVE ANY QUALITY OR MATURITY RESTRICTIONS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------------

                                                                   TRUST CLASS SHARES     CLASS A SHARES     CLASS C SHARES
                                                                     --------------         -----------        -----------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)*                                   None                4.00%               None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                                   None                 None               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and other Distributions (as a percentage of offering price)            None                 None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)**      None                 None               1.00%
Exchange Fee                                                              None                 None               None

 *THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING
  FUND SHARES."
**THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN ONE YEAR OF THEIR
  PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.

---------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses deducted from Fund assets)
---------------------------------------------------------------------------------------------------------------------------

                                                          TRUST CLASS SHARES     CLASS A SHARES     CLASS C SHARES
                                                            --------------         -----------        -----------
Investment Advisory Fees                                         0.60%                 0.60%              0.60%
Distribution and Service (12b-1) Fees                            None                  None               0.75%
Other Expenses                                                   0.31%                 0.56%              0.56%
                                                                 ----                  ----               ----
Total Annual Fund Operating Expenses                             0.91%*                1.16%*             1.91%*
Fee Waivers and Expense Reimbursements                          (0.16)%               (0.16)%            (0.16)%
                                                                 ----                  ----               ----
Net Expenses                                                     0.75%                 1.00%              1.75%

*THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. OTHER EXPENSES ARE HIGHER FOR CLASS A AND CLASS C SHARES DUE TO SHAREHOLDER SERVICE FEES.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR          3 YEARS        5 YEARS       10 YEARS
                         -----          ------         ------         ------
TRUST CLASS SHARES      $  77            $274         $   488         $1,105
CLASS A SHARES           $498            $739         $   998         $1,739
CLASS C SHARES           $278*           $585          $1,017         $2,220

*THIS AMOUNT REFLECTS THE COST OF INVESTING IN CLASS C SHARES OF THE FUND IF YOU SELL YOUR SHARES AT THE END OF ONE YEAR. IF YOU DO NOT SELL YOUR SHARES AT THE END OF ONE YEAR, THE COST OF INVESTING IN CLASS C SHARES OF THE FUND WOULD BE $178.

VALUE FUND


FUND SUMMARY

INVESTMENT GOAL   Long-term capital appreciation with a secondary goal of
current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS   Medium to large capitalization U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   Medium
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Investing in common stocks which the Adviser
believes to be "undervalued" based on its fundamental analysis
--------------------------------------------------------------------------------
INVESTOR PROFILE Investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE VALUE FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in U.S. common stocks. The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of $1 billion) that the Adviser believes are of sound financial quality and are actively traded in the market. While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends. The Adviser employs a strictly quantitative method of analysis in its investment decision making. These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser attempts to keep a sector weighting similar to that of its primary benchmark, the Russell 1000 Value Index. The Adviser also considers the sector weighting of peer funds in the Lipper Multi-Cap Value Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS OF INVESTING
IN THE VALUE FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on medium to large capitalization value stocks, may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*



[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



2001    -2.94%

2002    -6.90%


           BEST QUARTER          WORST QUARTER
              8.27%                 -14.82%
            (3/31/02)              (9/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS -2.92%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE RUSSELL 1000 VALUE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

                                                         SINCE INCEPTION
VALUE FUND                                 1 YEAR        (MAY 31, 2000)
-------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES
   TRUST CLASS SHARES                      -6.90%             0.39%
   CLASS A SHARES                         -11.95%            -1.92%
   CLASS C SHARES                          -7.81%            -0.55%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS
     TRUST CLASS SHARES                    -7.21%             0.13%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS AND SALES
   OF FUND SHARES
     TRUST CLASS SHARES                    -4.23%             0.19%
RUSSELL 1000 VALUE INDEX
   (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES, OR TAXES)              -15.52%            -6.08%
LIPPER MULTI-CAP VALUE
   FUNDS CLASSIFICATION                   -17.91%            -6.04%

   SIMPLY SPEAKING...

   WHAT IS AN INDEX?

   AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 1000 INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1,000 LARGEST U.S. COMPANIES.

   WHAT IS AN AVERAGE?

   AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION IS A WIDELY-RECOGNIZED AVERAGE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE VALUE FUND. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------------
                                                                   TRUST CLASS SHARES     CLASS A SHARES     CLASS C SHARES
                                                                     --------------         -----------        -----------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)*                                   None                 5.25%              None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                                   None                 None               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and other Distributions (as a percentage of offering price)            None                 None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)**      None                 None               1.00%
Exchange Fee                                                              None                 None               None

**THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."
**THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN ONE YEAR OF
THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.

---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------

                                                          TRUST CLASS SHARES     CLASS A SHARES     CLASS C SHARES
                                                            --------------         -----------        -----------
Investment Advisory Fees                                         0.80%                 0.80%              0.80%
Distribution and Service (12b-1) Fees                            None                  None               0.75%
Other Expenses                                                   0.30%                 0.55%              0.55%
                                                                 ----                  ----               ----
Total Annual Fund Operating Expenses                             1.10%*                1.35%*             2.10%*

*THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR
 WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER HAD CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.00%, 1.25% AND 2.00% FOR THE TRUST CLASS, CLASS A AND CLASS C SHARES, RESPECTIVELY. WITH RESPECT TO THE FUND'S CURRENT FISCAL YEAR, THE ADVISER WILL VOLUNTARILY WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.10%, 1.35% AND 2.10% FOR THE TRUST CLASS, CLASS A AND CLASS C SHARES, RESPECTIVELY. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS VOLUNTARY WAIVER AT ANY TIME.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                       1 YEAR          3 YEARS        5 YEARS       10 YEARS
                        -----          ------         ------         ------
TRUST CLASS SHARES      $112            $350          $  606         $1,340
CLASS A SHARES          $655            $930          $1,226         $2,064
CLASS C SHARES          $313*           $658          $1,129         $2,431

*THIS AMOUNT REFLECTS THE COST OF INVESTING IN CLASS C SHARES OF THE FUND IF YOU
 SELL YOUR SHARES AT THE END OF ONE YEAR. IF YOU DO NOT SELL YOUR SHARES AT THE END OF ONE YEAR, THE COST OF INVESTING IN CLASS C SHARES OF THE FUND WOULD BE $213.

GROWTH FUND


FUND SUMMARY

INVESTMENT GOAL   Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS   Medium to large capitalization U.S.
common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes have above average growth potential based on its fundamental analysis
--------------------------------------------------------------------------------
INVESTOR PROFILE Investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE GROWTH FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in U.S. common stocks. The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of $1 billion) whose sales and earnings are expected to grow at an above average rate. The Adviser employs a strictly quantitative method of analysis in its investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser attempts to keep a sector weighting similar to that of its primary benchmark, the Russell 1000 Growth Index. The Adviser also considers the sector weighting of peer funds in the Lipper Multi-Cap Growth Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated target price, there is a fundamental change in the company's prospects or better investment opportunities become available.

PRINCIPAL RISKS OF INVESTING
IN THE GROWTH FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on medium to large capitalization growth stocks, may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FOR THE LAST YEAR.*




[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



2002     -18.53%


           BEST QUARTER          WORST QUARTER
              1.29%                 -15.17%
            (3/31/02)              (9/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
 PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS 0.28%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE RUSSELL 1000 GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Trust Class Shares. After-tax returns for other classes will vary.

                                           SINCE INCEPTION
GROWTH FUND                   1 YEAR     (JANUARY 31, 2001)
------------------------------------------------------------
FUND RETURNS BEFORE TAXES
   TRUST CLASS SHARES          -18.53%       -15.86%
   CLASS A SHARES              -23.03%       -18.36%
   CLASS C SHARES              -19.36%       -16.65%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS
     TRUST CLASS SHARES        -18.53%       -15.87%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS AND SALES
   OF FUND SHARES
     TRUST CLASS SHARES        -11.38%       -12.48%
RUSSELL 1000 GROWTH INDEX
   (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES, OR TAXES)   -27.88%       -27.72%
LIPPER MULTI-CAP GROWTH
   FUNDS CLASSIFICATION        -29.92%       -29.87%


   SIMPLY SPEAKING...

   WHAT IS AN INDEX?

   AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 1000 GROWTH INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000 INDEX IS A CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF THE 1,000 LARGEST U.S. COMPANIES.

   WHAT IS AN AVERAGE?

   AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE FUNDS INCLUDED IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN THE MAJOR UNMANAGED STOCK INDICES. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------------

                                                                   TRUST CLASS SHARES     CLASS A SHARES     CLASS C SHARES
                                                                     --------------         -----------        -----------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)*                                   None                5.25%               None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                                   None                 None               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and other Distributions (as a percentage of offering price)            None                 None               None
Redemption Fee (as a percentage of amount redeemed, if applicable)**      None                 None               1.00%
Exchange Fee                                                              None                 None               None

 *THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING
  FUND SHARES."
**THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN ONE YEAR OF THEIR
  PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.

---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------

                                                          TRUST CLASS SHARES     CLASS A SHARES     CLASS C SHARES
                                                            --------------         -----------        -----------
Investment Advisory Fees                                         0.80%                 0.80%              0.80%
Distribution and Service (12b-1) Fees                            None                  None               0.75%
Other Expenses                                                   0.38%                 0.63%              0.63%
                                                                 ----                  ----               ----
Total Annual Fund Operating Expenses                             1.18%*                1.43%*             2.18%*

*THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR
 WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER VOLUNTARILY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.10%, 1.35% AND 2.10% FOR THE TRUST CLASS, CLASS A AND CLASS C SHARES, RESPECTIVELY. THE ADVISER MAY DISCONTINUE ALL OR PART OF ITS VOLUNTARY WAIVER AT ANY TIME.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR          3 YEARS        5 YEARS       10 YEARS
                         -----          ------         ------         ------
TRUST CLASS SHARES       $120            $375         $   649         $1,432
CLASS A SHARES           $663            $954          $1,266         $2,148
CLASS C SHARES           $321*           $682          $1,169         $2,513

*THIS AMOUNT REFLECTS THE COST OF INVESTING IN CLASS C SHARES OF THE FUND IF YOU
 SELL YOUR SHARES AT THE END OF ONE YEAR. IF YOU DO NOT SELL YOUR SHARES AT THE END OF ONE YEAR, THE COST OF INVESTING IN CLASS C SHARES OF THE FUND WOULD BE $221.

BURKENROAD FUND


FUND SUMMARY

INVESTMENT GOAL   Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS Small capitalization common stocks and other equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes have above average growth potential based on its fundamental analysis
--------------------------------------------------------------------------------
INVESTOR PROFILE Aggressive investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE BURKENROAD FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.



   BURKENROAD REPORTS

   Burkenroad Reports are produced by a select group of students at Tulane University's A.B. Freeman School of Business and are designed to provide objective investment research on publicly held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

   Horizon Advisers, the investment adviser to the Burkenroad Fund, independently verifies the information contained within the Reports and considers but does not rely exclusively on the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. Horizon Advisers is not affiliated with Tulane University or the A.B. Freeman School of Business. Neither the A.B. Freeman School of Business nor the faculty or students of Tulane University have any involvement with the investment decisions of Horizon Advisers or responsibility for the management of the Fund.




PRINCIPAL RISKS OF INVESTING
IN THE BURKENROAD FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FOR THE LAST YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, THE RETURN WOULD BE LESS THAN THOSE SHOWN BELOW.*




[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



2002     -0.73%


           BEST QUARTER          WORST QUARTER
              13.07%                -18.59%
            (3/31/02)              (9/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
 PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS -6.42%.




AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        SINCE INCEPTION
                                                         (DECEMBER 31,
BURKENROAD FUND                            1 YEAR            2001)
-------------------------------------------------------------------------
FUND RETURNS BEFORE TAXES                 -5.93%            -5.93%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS                       -6.18%            -6.18%
FUND RETURNS AFTER TAXES
   ON DISTRIBUTIONS AND SALES
   OF FUND SHARES                         -3.64%            -3.64%
RUSSELL 2000 INDEX
   (REFLECTS NO DEDUCTION FOR
   FEES, EXPENSES, OR TAXES)             -20.48%           -20.48%
LIPPER SMALL-CAP VALUE
   FUNDS CLASSIFICATION                  -10.32%           -10.32%

   SIMPLY SPEAKING...

   WHAT IS AN INDEX?

   AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, AND REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, AND REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                        CLASS A
                                                         SHARES
                                                         ------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)*                   5.25%
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                   None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and other Distributions
   (as a percentage of offering price)                    None
Redemption Fee (as a percentage of amount
   redeemed, if applicable)                               None
Exchange Fee                                              None
*THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING
 FUND SHARES."

   SIMPLY SPEAKING...

   WHAT IS AN AVERAGE?

   AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE FUNDS INCLUDED IN THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION INVEST PRIMARILY IN COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $1 BILLION AT THE TIME OF PURCHASE. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.




--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                             CLASS A
                                             SHARES
                                             ------
Investment Advisory Fees                      0.95%
Distribution and Service (12b-1) Fees         None
Other Expenses                                2.49%
                                               -----
Total Annual Fund Operating Expenses          3.44%*
Fee Waivers and Expense Reimbursements       (2.04%)
                                               -----
Net Expenses                                  1.40%

*THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. OTHER EXPENSES INCLUDES SHAREHOLDER SERVICE FEES.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class A Shares of the Fund would be:


        1 YEAR     3 YEARS    5 YEARS   10 YEARS
         -----     ------     ------     -------
         $660      $1,346     $2,053     $3,921

MORE INFORMATION ABOUT RISK

VALUE FUND
GROWTH FUND
BURKENROAD FUND

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

STRATEGIC INCOME BOND FUND

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

   CALL RISK -- During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

   CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

   MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


MORE INFORMATION ABOUT
FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds' Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Board of Trustees of the Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the Adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2003, the Adviser managed approximately $350 million in assets while the Adviser and Hancock Bank managed approximately $1 billion in assets. The Adviser is entitled to receive an annual fee of 0.60% of the Strategic Income Bond Fund's, 0.80% of the Value Fund's, 0.80% of the Growth Fund's and 0.95% of the Burkenroad Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2003, the Adviser received advisory fees as a percentage of daily net assets of:

      STRATEGIC INCOME BOND FUND      0.44%
      VALUE FUND                      0.70%
      GROWTH FUND                     0.67%
      BURKENROAD FUND                 0.00%

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. Hancock Bank and its affiliates also may receive compensation for providing services to the Funds in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets.

COMMISSIONS, DISTRIBUTION AND SERVICING (12B-1) FEES. Brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. (H.I.S., Inc.), acting as dealer in connection with the sale of Class A Shares of the Funds, will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $12,000 per class of each Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A or Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to 0.25% of average daily net assets attributable to Class A and Class C Shares.


PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist for the Adviser. He has more than 33 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Portwood served in a similar capacity for First Commerce Corporation.

Gerald Dugal serves as Director of Fixed Income and Trading for the Adviser and is responsible for managing the Strategic Income Bond Fund. He is also responsible for the management of the Treasury Securities Money Market Fund, which is offered in a separate prospectus. He has more than 17 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.

David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser and is responsible for managing the Value Fund, Growth Fund and Burkenroad Fund. He has more than 13 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class, Class A and Class C Shares of the Funds. The Funds offer Trust Class Shares only to financial intermediaries for their own or their customers' accounts.


HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Funds within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order in proper form plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                              DOLLAR AMOUNT
Class A Shares                        $1,000
Class C Shares                        $1,000

Your subsequent investments in any Fund must be made in amounts of at least
$500.

The Funds offer Trust Class Shares only to financial intermediaries for their own or their customers' accounts.

A Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN
(CLASS A AND CLASS C SHARES ONLY)

If you have a checking or savings account with a bank, you may purchase Class A and Class C Shares automatically through regular deductions from your account in amounts of at least $100 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                                     YOUR SALES CHARGE AS   YOUR SALES CHARGE AS
                                                                       A PERCENTAGE OF      A PERCENTAGE OF YOUR
FUND                             IF YOUR INVESTMENT IS:                 OFFERING PRICE        NET INVESTMENT
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND       Less than $50,000                            4.00%                 4.17%
                                 $50,000 but less than $100,000               3.25%                 3.36%
                                 $100,000 but less than $250,000              2.50%                 2.56%
                                 $250,000 but less than $500,000              1.75%                 1.78%
                                 $500,000 but less than $1,000,000            1.50%                 1.52%
                                 $1,000,000 and over                          0.00%                 0.00%
---------------------------------------------------------------------------------------------------------------------------
VALUE FUND                       Less than $50,000                            5.25%                 5.54%
GROWTH FUND                      $50,000 but less than $100,000               4.50%                 4.71%
BURKENROAD FUND                  $100,000 but less than $250,000              3.50%                 3.63%
                                 $250,000 but less than $500,000              2.50%                 2.56%
                                 $500,000 but less than $1,000,000            2.00%                 2.04%
                                 $1,000,000 and over                          0.00%                 0.00%
---------------------------------------------------------------------------------------------------------------------------

WAIVER OF FRONT-END SALES CHARGE --
CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o through reinvestment of dividends and distributions;
o through a H.I.S., Inc. asset allocation account;
o by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);
o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid a front-end sales charge on the original shares redeemed;
o by directors, employees and retirees of Hancock Bank and its affiliates, and two generations of their respective ascendants, descendants, siblings and spouses;
o by Trustees and officers of The Arbor Fund;
o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.


REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Consult your tax advisor regarding special rules that may apply if you recognize a loss on your original redemption.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A Trust purchasing shares for the same Trust account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.


GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.


HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares or wish to close your account or send your sale proceeds to a third-party, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the next NAV determined after the Fund receives your request.


REDEMPTION FEE

The Funds charge a 1.00% redemption fee on redemptions of Class C Shares if sold within one year of their purchase. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the appropriate Fund. From time to time, the Funds may waive or modify the redemption fee for certain categories of investors.


SYSTEMATIC WITHDRAWAL PLAN
(CLASS A AND CLASS C SHARES ONLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                              DOLLAR AMOUNT
Class A Shares                        $1,000
Class C Shares                        $1,000

But, we will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Funds' Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to 10 times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee for each additional exchange should you exchange your shares more than 10 times during a year. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


TRUST CLASS SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund.


CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.


CLASS C SHARES

You may exchange Class C Shares of any Hancock Horizon Fund for Class C Shares of any other Hancock Horizon Fund.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES

Each Fund offering Class C Shares has adopted a distribution plan that allows Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of shares, and for services provided to Class C shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75%.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and distributes its net investment income as follows:

STRATEGIC INCOME BOND FUND      MONTHLY
VALUE FUND                      QUARTERLY
GROWTH FUND                     ANNUALLY
BURKENROAD FUND                 ANNUALLY

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. Each Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Strategic Income Bond Fund intends to distribute primarily ordinary income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Class Shares, Class A Shares and Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund and Class A Shares of the Burkenroad Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountant. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-259-1926.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,



                                         Net                    Net Realized    Distributions                      Net
                                        Asset        Net             and            from       Distributions      Asset
                                       Value,     Investment     Unrealized          Net           from          Value,
                                      Beginning     Income     Gains (Losses)    Investment      Realized          End       Total
                                      of Period     (Loss)     on Investments      Income          Gains        of Period   Return+
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (1)
TRUST CLASS SHARES
2003                                  $15.56        $0.75          $0.43           $(0.75)        $(0.01)        $15.98       7.76%
2002                                   15.64         0.84           0.16            (0.84)         (0.24)         15.56       6.59
2001                                   15.00         0.61           0.65            (0.61)         (0.01)         15.64       8.56
CLASS A SHARES
2003                                  $15.55        $0.71          $0.42           $(0.71)        $(0.01)        $15.96       7.46%
2002                                   15.64         0.80           0.16            (0.81)         (0.24)         15.55       6.34
2001                                   15.00         0.57           0.67            (0.59)         (0.01)         15.64       8.38
CLASS C SHARES
2003                                  $15.58        $0.52          $0.52           $(0.61)        $(0.01)        $16.00       6.77%
2002                                   15.63         0.73           0.15            (0.69)         (0.24)         15.58       5.76
2001                                   15.00         0.54           0.62            (0.52)         (0.01)         15.63       7.92

VALUE FUND (1)
TRUST CLASS SHARES
2003                                  $16.31        $0.13         $(1.71)          $(0.13)           $--         $14.60      (9.72)%
2002                                   16.50         0.12          (0.20)           (0.11)            --          16.31      (0.37)
2001++                                 15.00         0.03           1.50            (0.03)            --          16.50      10.11
CLASS A SHARES
2003                                  $16.29        $0.10         $(1.71)          $(0.10)           $--         $14.58      (9.90)%
2002                                   16.47         0.10          (0.20)           (0.08)            --          16.29      (0.60)
2001++                                 15.00        (0.01)          1.50            (0.02)            --          16.47       9.90
CLASS C SHARES
2003                                  $16.21        $0.08         $(1.80)          $(0.01)           $--         $14.48     (10.62)%
2002                                   16.42        (0.02)         (0.19)              --             --          16.21      (1.21)
2001++                                 15.00        (0.07)          1.49               --             --          16.42       9.40



                                                                                                  Ratio of Net
                                                                                   Ratio of        Investment
                                       Net                        Ratio of         Expenses       Income (Loss)
                                     Assets,      Ratio of     Net Investment     to Average       to Average
                                       End        Expenses      Income (Loss)     Net Assets       Net Assets        Portfolio
                                    of Period    to Average      to Average       (Excluding       (Excluding        Turnover
                                      (000)      Net Assets      Net Assets        Waivers)         Waivers)           Rate
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (1)
TRUST CLASS SHARES
2003                                 $48,400        0.75%           4.77%             0.91%           4.61%              33%
2002                                  46,195        0.75            5.37              0.88            5.24               70
2001                                  42,451        0.75            6.07              0.94            5.88               37
CLASS A SHARES
2003                                  $4,643        1.00%           4.34%             1.16%           4.18%              33%
2002                                     504        1.00            5.00              1.13            4.87               70
2001                                      72        1.00            5.73              1.19            5.54               37
CLASS C SHARES
2003                                     $39        1.75%           3.62%             1.91%           3.46%              33%
2002                                       1        1.75            4.70              1.88            4.57               70
2001                                       1        1.75            5.29              2.12            4.81               37

VALUE FUND (1)
TRUST CLASS SHARES
2003                                 $34,109        1.00%           0.82%             1.10%           0.72%              71%
2002                                  35,883        1.00            0.77              1.07            0.70               81
2001++                                30,359        1.00            0.25              1.19            0.06               54
CLASS A SHARES
2003                                  $3,967        1.25%           0.60%             1.35%           0.50%              71%
2002                                     307        1.25            0.55              1.32            0.48               81
2001++                                    84        1.25           (0.16)             1.43           (0.34)              54
CLASS C SHARES
2003                                     $43        2.00%          (0.10)%            2.10%          (0.20)%             71%
2002                                       1        2.00           (0.08)             2.07           (0.15)              81
2001++                                     1        2.00           (0.67)             2.18           (1.01)              54

+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
++  Per share data calculated using average shares method.
(1) Commenced operations on May 31, 2000. All ratios for the period have been annualized.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,



                             Net                        Net Realized     Distributions                         Net
                            Asset                            and             from          Distributions      Asset
                           Value,            Net         Unrealized           Net              from          Value,
                          Beginning      Investment    Gains (Losses)     Investment         Realized          End          Total
                          of Period         Loss       on Investments       Income             Gains        of Period      Return+
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (2)
TRUST CLASS SHARES
2003++                    $13.31         $(0.08)           $(2.52)            $--           $    --        $10.71         (19.53)%
2002                       15.00          (0.04)            (1.65)             --                --         13.31         (11.24)
2001                       15.00             --                --              --                --         15.00             --
CLASS A SHARES
2003++                    $13.31         $(0.11)           $(2.53)            $--           $    --        $10.67         (19.71)%
2002                       15.00          (0.01)            (1.68)             --                --         13.31         (11.40)
2001                       15.00             --                --              --                --         15.00             --
CLASS C SHARES
2003++                    $13.20         $(0.19)           $(2.49)            $--           $    --        $10.52         (20.30)%
2002                       15.00          (0.17)            (1.63)             --                --         13.20         (12.00)
2001                       15.00             --                --              --                --         15.00             --

BURKENROAD FUND (3)
CLASS A SHARES
2003                      $15.05         $(0.02)           $(0.74)            $--            $(0.10)       $14.19          (5.07)%
2002                       15.00          (0.01)             0.06              --                --         15.05           0.33


                                                                                                   Ratio of Net
                                                                                   Ratio of        Investment
                             Net                                  Ratio of         Expenses           Loss
                           Assets,           Ratio of          Net Investment     to Average       to Average
                             End             Expenses               Loss          Net Assets       Net Assets        Portfolio
                          of Period         to Average           to Average       (Excluding       (Excluding        Turnover
                            (000)           Net Assets           Net Assets        Waivers)         Waivers)           Rate
------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND (2)
TRUST CLASS SHARES
2003++                     $21,508               1.05%              (0.69)%             1.18%         (0.82)%              79%
2002                        15,605               1.00               (0.53)              1.17          (0.70)               73
2001                         4,000                   *                    *                 *               *              --
CLASS A SHARES
2003++                      $2,245               1.30%              (0.96)%             1.43%         (1.09)%              79%
2002                           135               1.25               (0.84)              1.42          (1.01)               73
2001                             1                   *                    *                 *               *              --
CLASS C SHARES
2003++                         $66               2.05%              (1.73)%             2.18%         (1.86)%              79%
2002                             1               2.00               (1.58)              2.17          (1.75)               73
2001                             1                   *                    *                 *               *              --

BURKENROAD FUND (3)
CLASS A SHARES
2003                        $1,064               1.40%              (0.22)%             3.44%         (2.26)%              28%
2002                           521               1.40               (0.89)              2.64          (2.13)                8


* This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
+ Total return is for the period indicated and has not been annualized. Total return excludes sales charge.
++  Per share data calculated using average shares method.
(2) Commenced operations on January 31, 2001.
(3) Commenced operations on December 31, 2001. All ratios for the period have been annualized.

                                      Notes

                                      Notes

                                      Notes

                                 HANCOCK HORIZON
                                 FAMILY OF FUNDS

                               INVESTMENT ADVISER
                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

          More information about each Fund is available without charge through the following:


                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
                  The SAI dated May 31, 2003, includes detailed
                 information about the Hancock Horizon Family of
                   Funds. The SAI is on file with the SEC and
                     is incorporated by reference into this
                 prospectus. This means that the SAI, for legal
                     purposes, is a part of this prospectus.


                         ANNUAL AND SEMI-ANNUAL REPORTS
    These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about each Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

                        BY TELEPHONE: Call 1-800-259-1926

                              BY MAIL: Write to us
                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR
    Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for
         information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment
                  Company Act registration number is 811-7102.

                                WALL STREET SAVY,
                               MAIN STREET TOUCH.


                             [HANCOCK LOGO OMITTED]

                    FOR MORE INFORMATION CALL 1.800.259.1926
                               WWW.HANCOCKBANK.COM

                                   PROSPECTUS

                             [HANCOCK LOGO OMITTED]

                        [FRONT COVER GRAPHIC ART OMITTED]

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2003

                                 Burkenroad Fund

                                 CLASS D SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)


                 The Securities and Exchange Commission has not
             approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 The Arbor Fund

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class D Shares of the Burkenroad Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                 Page
BURKENROAD FUND                                     1
PRINCIPAL RISKS OF INVESTING IN THE
BURKENROAD FUND                                     1
PERFORMANCE INFORMATION                             2
FUND FEES AND EXPENSES                              3
MORE INFORMATION ABOUT RISK                         4
MORE INFORMATION ABOUT FUND INVESTMENTS             5
INVESTMENT ADVISER                                  5
PORTFOLIO MANAGERS                                  6
PURCHASING AND SELLING FUND SHARES                  6
DISTRIBUTION OF FUND SHARES                         8
DIVIDENDS AND DISTRIBUTIONS                         8
TAXES                                               8
FINANCIAL HIGHLIGHTS                                9
HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS            BACK COVER

BURKENROAD FUND

FUND SUMMARY

INVESTMENT GOAL   Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS Small capitalization common stocks and other equity securities of companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Investing in common stocks which the Adviser believes have above average growth potential based on its fundamental analysis
--------------------------------------------------------------------------------
INVESTOR PROFILE   Aggressive investors who seek long-term capital appreciation and who are willing to bear the risks of investing in equity securities
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE BURKENROAD FUND

The Fund seeks capital appreciation by investing primarily (at least 80% of its assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and analysis in its investment decision making. In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.



   BURKENROAD REPORTS

   Burkenroad Reports are produced by a select group of students at Tulane University's A.B. Freeman School of Business and are designed to provide objective investment research on publicly held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

   Horizon Advisers, the investment adviser to the Burkenroad Fund, independently verifies the information contained within the Reports and considers but does not rely exclusively on the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. Horizon Advisers is not affiliated with Tulane University or the A.B. Freeman School of Business. Neither the A.B. Freeman School of Business nor the faculty or students of Tulane University have any involvement with the investment decisions of Horizon Advisers or responsibility for the management of the Fund.


PRINCIPAL RISKS OF INVESTING IN THE BURKENROAD FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia, and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity markets as a whole.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS D SHARES FOR THE LAST YEAR.*



[BAR CHART OMITTED, PLOT POINTS FOLLOWS]



2002     -0.79%



           BEST QUARTER          WORST QUARTER
              13.00%                -18.58%
            (3/31/02)              (9/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS -6.50%.


AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR ITS CLASS D SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BURKENROAD FUND --                              SINCE INCEPTION
CLASS D SHARES                    1 YEAR      (DECEMBER 31, 2001)
-----------------------------------------------------------------
FUND RETURNS
BEFORE TAXES                      -0.79%              -0.79%
FUND RETURNS AFTER
TAXES ON DISTRIBUTIONS            -1.05%              -1.05%
FUND RETURNS AFTER
TAXES ON DISTRIBUTIONS
AND SALES OF FUND SHARES          -0.49%              -0.49%
RUSSELL 2000 INDEX
(REFLECTS NO DEDUCTION
FOR FEES, EXPENSES,
OR TAXES)                        -20.48%             -20.48%
LIPPER SMALL-CAP VALUE
FUNDS CLASSIFICATION             -10.32%             -10.32%

   SIMPLY SPEAKING...

   WHAT IS AN INDEX?

   AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE RUSSELL 2000 INDEX IS A WIDELY-RECOGNIZED INDEX WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, AND REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, AND REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

   WHAT IS AN AVERAGE?

   AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE FUNDS INCLUDED IN THE LIPPER SMALL-CAP VALUE FUNDS CLASSIFICATION INVEST PRIMARILY IN COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $1 BILLION AT THE TIME OF PURCHASE. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.





FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                CLASS D SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)     None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)              None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and other Distributions
   (as a percentage of offering price)               None
Redemption Fee (as a percentage of amount
   redeemed, if applicable)*                         1.00%
Exchange Fee                                         None

*THIS REDEMPTION FEE IS ONLY APPLICABLE TO SHARES SOLD WITHIN TWO YEARS OF THEIR PURCHASE DATE. THIS FEE IS NOT A SALES CHARGE AND IS PAYABLE DIRECTLY TO THE FUND.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                       CLASS D SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                    0.95%
Distribution and Service (12b-1) Fees       0.25%
Other Expenses                              2.49%
                                            -----
Total Annual Fund Operating Expenses        3.69%*
Fee Waivers and Expense Reimbursements     (2.04%)
                                            -----
Net Expenses                                1.65%


*THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE
 EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distri-butions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class D Shares of the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR     3 YEARS    5 YEARS   10 YEARS
         $268       $941      $1,734     $3,809

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR     3 YEARS    5 YEARS   10 YEARS
         $168       $941      $1,734     $3,809



MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

MORE INFORMATION ABOUT
FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, we cannot guarantee that the Fund will achieve its investment goal.


INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2003, the Adviser managed approximately $350 million in assets while the Adviser and Hancock Bank managed approximately $1 billion in assets. The Adviser is entitled to receive an annual fee of 0.95% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2003, the Adviser received advisory fees as a percentage of daily net assets of 0.00%.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $12,000 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class D Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of average daily net assets attributable to Class D Shares.

PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist for the Adviser. He has more than 33 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Portwood served in a similar capacity for First Commerce Corporation.

David Lundgren Jr., CFA, serves as Director of Equities and Research for the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Value Fund and the Growth Fund, which are offered in a separate prospectus. He has more than 13 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.


PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class D Shares of the Fund.


HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.



MINIMUM PURCHASES

To purchase shares for the first time, you must invest in the Fund at least:

CLASS                              DOLLAR AMOUNT
Class D Shares                        $1,000

Your subsequent investments in the Fund must be made in amounts of at least
$500.

The Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D Shares automatically through regular deductions from your account in amounts of at least $100 per month.


HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-259-1926.

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares or wish to close your account or send your sale proceeds to a third-party, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the next NAV determined after the Fund receives your request.


REDEMPTION FEE

The Fund charges a 1.00% redemption fee on redemptions of Class D Shares if sold within two years of their purchase. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund. From time to time, the Fund may waive or modify the redemption fee for certain categories of investors.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimum is:

CLASS                              DOLLAR AMOUNT
Class D Shares                        $1,000

But, we will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.



TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class D Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class D Shares, as a percentage of average daily net assets, are 0.25%.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income annually.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountant. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-259-1926.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,




                          Net                    Net Realized                                          Net
                         Asset                        and         Distributions                       Asset
                        Value,         Net        Unrealized          from                           Value,
                       Beginning   Investment   Gains (Losses)      Realized        Redemption         End            Total
                       of Period      Loss      on Investments        Gains            Fees*        of Period        Return+
-------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND (1)
CLASS D SHARES
2003                   $15.05      $(0.04)         $(0.71)            $(0.10)         $(0.02)        $14.18          (5.14)%
2002                    15.00       (0.01)           0.06                 --              --          15.05           0.33


                                                                                                       Ratio of Net
                                                                                        Ratio of        Investment
                                  Net                                  Ratio of         Expenses           Loss
                                Assets,           Ratio of          Net Investment     to Average       to Average
                                  End             Expenses               Loss          Net Assets       Net Assets        Portfolio
                               of Period         to Average           to Average       (Excluding       (Excluding        Turnover
                                 (000)           Net Assets           Net Assets        Waivers)         Waivers)           Rate
-----------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND (1)
CLASS D SHARES
2003                            $  363              1.65%              (0.46)%             3.69%          (2.50)%             28%
2002                               116              1.65               (1.12)              2.89           (2.36)               8


+   Total return is for the period indicated and has not been annualized.
(1) Commenced operations on December 31, 2001. All ratios for the period have been annualized.
*   Includes redemption fees of $552.

                                 HANCOCK HORIZON
                                 FAMILY OF FUNDS

                               INVESTMENT ADVISER
                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

           More information about the Fund is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
                  The SAI dated May 31, 2003, includes detailed
                 information about the Hancock Horizon Family of
                   Funds. The SAI is on file with the SEC and
                     is incorporated by reference into this
                 prospectus. This means that the SAI, for legal
                     purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS
     These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

                        BY TELEPHONE: Call 1-800-259-1926

                              BY MAIL: Write to us
                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808

  FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC
        (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.
               You may also obtain this information, upon payment
      of a duplicating fee, by e-mailing the SEC at the following address:
           publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                                WALL STREET SAVY,
                               MAIN STREET TOUCH.


                             [HANCOCK LOGO OMITTED]

                    FOR MORE INFORMATION CALL 1.800.259.1926
                               WWW.HANCOCKBANK.COM

                                  [ART OMITTED]


                         HANCOCK HORIZON FAMILY OF FUNDS
                                  MAY 31, 2003

                      Treasury Securities Money Market Fund

                               TRUST CLASS SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)


                 The Securities and Exchange Commission has not
             approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 The Arbor Fund

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Class Shares of the Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                 Page
TREASURY SECURITIES MONEY MARKET FUND               1
PRINCIPAL RISKS OF INVESTING IN THE
TREASURY SECURITIES MONEY MARKET FUND               1
PERFORMANCE INFORMATION                             1
FUND FEES AND EXPENSES                              2
MORE INFORMATION ABOUT RISK                         3
MORE INFORMATION ABOUT FUND INVESTMENTS             3
INVESTMENT ADVISER                                  3
PORTFOLIO MANAGER                                   3
PURCHASING AND SELLING FUND SHARES                  4
DIVIDENDS AND DISTRIBUTIONS                         5
TAXES                                               5
FINANCIAL HIGHLIGHTS                                6
HOW TO OBTAIN MORE INFORMATION ABOUT
THE HANCOCK HORIZON FAMILY OF FUNDS        BACK COVER

TREASURY SECURITIES MONEY
MARKET FUND

FUND SUMMARY

INVESTMENT GOAL Preserve principal value and maintain a high degree of liquidity while providing current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS   Money market instruments issued by the
U.S. Treasury
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   As a money market fund, the Fund seeks to maintain a
stable share price of $1.00
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Invest exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations
--------------------------------------------------------------------------------
INVESTOR PROFILE Conservative investors who want to receive current income through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.


PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S TRUST CLASS SHARES FROM YEAR TO YEAR.*

                 [BAR CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

                               2001                3.36%
                               2002                1.11%

                          BEST QUARTER          WORST QUARTER
                              1.22%                  0.23%
                            (3/31/01)             (12/31/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS 0.17%.

Call 1-800-259-1926 for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR ITS TRUST CLASS SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TREASURY SECURITIES MONEY MARKET                             SINCE INCEPTION
FUND - TRUST CLASS SHARES                 1 YEAR              (MAY 31, 2000)
--------------------------------------------------------------------------------
FUND RETURNS                               1.11%                    3.08%
IMONEYNET, INC. U.S. TREASURY
& REPO AVERAGE                             1.07%                    3.03%

SIMPLY SPEAKING...

WHAT IS AN AVERAGE?

AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND. IMONEYNET, INC., FORMERLY IBC FINANCIAL DATA, IS THE LEADING PROVIDER OF INFORMATION ON MONEY MARKET MUTUAL FUNDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                       TRUST CLASS SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                       0.40%
Distribution and Service (12b-1) Fees          None
Other Expenses                                 0.24%
                                              -----
Total Annual Fund Operating Expenses          0.64%*
Fee Waivers and Expense Reimbursements       (0.06%)
                                             -----
Net Expenses                                  0.58%

*THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR     3 YEARS    5 YEARS   10 YEARS
              $59       $199       $351       $793

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


MORE INFORMATION ABOUT
FUND INVESTMENTS

The Fund's investments and strategies are described in more detail in the Fund's Statement of Additional Information.


INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2003, the Adviser managed approximately $350 million in assets while the Adviser and Hancock Bank managed approximately $1 billion in assets. The Adviser is entitled to receive an annual fee of 0.40% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2003, the Adviser received advisory fees for the Fund as a percentage of daily net assets of 0.34%.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $12,000 per class of the Fund.

PORTFOLIO MANAGER

Gerald Dugal serves as Director of Fixed Income and Trading for the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund, which is offered in a separate prospectus. He has more than 17 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Class Shares of the Fund. The Fund offers Trust Class Shares only to financial intermediaries for their own or their customers' accounts.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form.

The Fund calculates its NAV once each Business Day at 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 12:00 p.m., Eastern Time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify your investment professional or institution in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send your investment professional or institution written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to receive any gain or loss on the sale of your Fund shares. Distributions you receive from a Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Trust Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountant. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-259-1926.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,





          Net                    Net Realized  Distributions                 Net                 Net                     Ratio of
         Asset                       and          from    Distributions    Asset               Assets,   Ratio of    Net Investment
        Value,         Net        Unrealized       Net        from         Value,                End     Expenses       Income
       Beginning   Investment   Gains (Losses)  Investment   Realized      End       Total   of Period   to Average    to Average
       of Period     Income     on Investments    Income      Gains      of Period  Return+    (000)     Net Assets    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
TRUST CLASS SHARES
2003     $1.00      $0.01           $ --         $(0.01)     $ --          $1.00     1.06%   $  95,974     0.58%         1.07%
2002      1.00       0.03             --          (0.03)       --           1.00     3.00      135,514     0.58          3.07
2001      1.00       0.04             --          (0.04)       --           1.00     3.96      172,112     0.58          5.80



                      Ratio of Net
         Ratio of     Investment
         Expenses       Income
         to Average   to Average
         Net Assets   Net Assets     Portfolio
        (Excluding   (Excluding      Turnover
          Waivers)     Waivers)        Rate
------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
TRUST CLASS SHARES
2003        0.64%        1.01%           N/A
2002        0.68         2.97            N/A
2001        0.71         5.67            N/A

+ Total return is for the period indicated and has not been annualized.
(1) Commenced operations on May 31, 2000. All ratios for the period have been annualized.

                                      NOTES

                                 HANCOCK HORIZON
                                 FAMILY OF FUNDS

                               INVESTMENT ADVISER
                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

           More information about the Fund is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

         The SAI dated May 31, 2003, includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

     These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

                        BY TELEPHONE: Call 1-800-259-1926

                              BY MAIL: Write to us
                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR
  Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090).
 You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
           publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                               WALL STREET SAVVY,
                               MAIN STREET TOUCH

                                 [ART OMITTED]

                             HANCOCK HORIZON FUNDS
                    FOR MORE INFORMATION CALL 1.800.259.1926
                              WWW.HANCOCKBANK.COM

                                  [ART OMITTED]

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2003

                      Treasury Securities Money Market Fund

                                 CLASS A SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)


                 The Securities and Exchange Commission has not
             approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 The Arbor Fund

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                 Page
TREASURY SECURITIES MONEY MARKET FUND               1
PRINCIPAL RISKS OF INVESTING IN THE
TREASURY SECURITIES MONEY MARKET FUND               1
PERFORMANCE INFORMATION                             1
FUND FEES AND EXPENSES                              2
MORE INFORMATION ABOUT RISK                         3
MORE INFORMATION ABOUT FUND INVESTMENTS             3
INVESTMENT ADVISER                                  3
PORTFOLIO MANAGER                                   4
PURCHASING AND SELLING FUND SHARES                  4
DISTRIBUTION OF FUND SHARES                         6
DIVIDENDS AND DISTRIBUTIONS                         6
TAXES                                               6
FINANCIAL HIGHLIGHTS                                7
HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS            BACK COVER

TREASURY SECURITIES
MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL Preserve principal value and maintain a high degree of liquidity while providing current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS   Money market instruments issued by the U.S. Treasury
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   As a money market fund, the Fund seeks to maintain a
stable share price of $1.00
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Invest exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations
--------------------------------------------------------------------------------
INVESTOR PROFILE Conservative investors who want to receive current income through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.



PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

2001           2.85%
2002           0.61%

           Best Quarter          Worst Quarter
               1.10%                 0.10%
             (3/31/01)            (12/31/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
 PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS 0.04%.

Call 1-800-259-1926 for the Fund's current 7-day yield.


AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR ITS CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TREASURY SECURITIES MONEY                 SINCE INCEPTION
MARKET - CLASS A SHARES         1 YEAR    (MAY 31, 2000)
--------------------------------------------------------------------------------
FUND RETURNS                    0.61%         2.57%
IMONEYNET, INC. U.S. TREASURY
& REPO AVERAGE                  1.07%         3.03%

   SIMPLY SPEAKING...

   WHAT IS AN AVERAGE?

   AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND. IMONEYNET, INC., FORMERLY IBC FINANCIAL DATA, IS THE LEADING PROVIDER OF INFORMATION ON MONEY MARKET MUTUAL FUNDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.



FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                    0.40%
Distribution and Service (12b-1) Fees       0.25%
Other Expenses                              0.49%
                                            -----
Total Annual Fund Operating Expenses        1.14%*
Fee Waivers and Expense Reimbursements     (0.06%)
                                            -----
Net Expenses                                1.08%

*THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE
 EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR     3 YEARS    5 YEARS   10 YEARS
         $110       $356       $622      $1,381

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


MORE INFORMATION ABOUT
FUND INVESTMENTS

The Fund's investments and strategies are described in more detail in the Fund's Statement of Additional Information.


INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2003, the Adviser managed approximately $350 million in assets while the Adviser and Hancock Bank managed approximately $1 billion in assets. The Adviser is entitled to receive an annual fee of 0.40% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2003, the Adviser received advisory fees for the Fund as a percentage of daily net assets of 0.34%.


ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $12,000 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholding servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares.


PORTFOLIO MANAGER

Gerald Dugal serves as Director of Fixed Income and Trading for the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund, which is offered in a separate prospectus. He has more than 17 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.


PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund.


HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form.

The Fund calculates its NAV once each Business Day at 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 12:00 p.m., Eastern Time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest in the Fund at least $1,000. Your subsequent investments in the Fund must be made in amounts of at least $50. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.



RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds will be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE
(ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 or the minimum level required by your cash management agreement, you may be required to sell your shares. But, we will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

You may exchange your shares up to 10 times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee for each additional exchange should you exchange your shares more than 10 times during a year. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class A Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class A Shares, as a percentage of average daily net assets are 0.25%.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountant. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-259-1926.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,



          Net                 Net Realized   Distributions                  Net                Net
         Asset                    and            from       Distributions  Asset             Assets,
        Value,        Net      Unrealized         Net            from      Value,              End
       Beginning  Investment Gains (Losses)   Investment       Realized     End      Total  of Period
       of Period   Income    on Investments     Income           Gains   of Period  Return+   (000)
-----------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
CLASS A SHARES
2003     $1.00       $0.01       $ --          $(0.01)          $ --      $1.00     0.56%   $  56,923
2002      1.00        0.02         --           (0.02)            --       1.00     2.49       31,832
2001      1.00        0.04         --           (0.04)            --       1.00     3.63       24,642



                                      Ratio of     Investment
                        Ratio of      Expenses       Income
          Ratio of   Net Investment  to Average    to Average
          Expenses       Income      Net Assets    Net Assets    Portfolio
         to Average     to Average   (Excluding    (Excluding     Turnover
         Net Assets     Net Assets    Waivers)      Waivers)       Rate
---------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
CLASS A SHARES
2003         1.08%          0.54%       1.14%          0.48%        N/A
2002         1.08           2.32        1.18           2.22         N/A
2001         1.08           5.25        1.20           5.13         N/A


+   Total return is for the period indicated and has not been annualized.
(1) Commenced operations on May 31, 2000. All ratios for the period have been annualized.

                                      NOTES

                                      NOTES

                                 HANCOCK HORIZON
                                 FAMILY OF FUNDS

                               INVESTMENT ADVISER
                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

           More information about the Fund is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

                  The SAI dated May 31, 2003, includes detailed
                 information about the Hancock Horizon Family of
                   Funds. The SAI is on file with the SEC and
                     is incorporated by reference into this
                 prospectus. This means that the SAI, for legal
                     purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS

     These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

                        BY TELEPHONE: Call 1-800-259-1926

                              BY MAIL: Write to us
                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR
 Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC
        (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:
          Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
           publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                               WALL STREET SAVVY,

                               MAIN STREET TOUCH.









                                 [LOGO OMITTED]

                              HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926
                                WWW.HANCOCKBANK.COM

                                  [ART OMITTED]

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2003

                      Treasury Securities Money Market Fund

                        INSTITUTIONAL SWEEP CLASS SHARES

                                   ADVISED BY
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)


                 The Securities and Exchange Commission has not
             approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 The Arbor Fund

ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Sweep Class Shares of the Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                 Page
TREASURY SECURITIES MONEY MARKET FUND               1
PRINCIPAL RISKS OF INVESTING IN THE
TREASURY SECURITIES MONEY MARKET FUND               1
PERFORMANCE INFORMATION                             1
FUND FEES AND EXPENSES                              2
MORE INFORMATION ABOUT RISK                         3
MORE INFORMATION ABOUT FUND INVESTMENTS             3
INVESTMENT ADVISER                                  3
PORTFOLIO MANAGER                                   4
PURCHASING AND SELLING FUND SHARES                  4
DIVIDENDS AND DISTRIBUTIONS                         5
TAXES                                               5
FINANCIAL HIGHLIGHTS                                6
HOW TO OBTAIN MORE INFORMATION ABOUT THE
HANCOCK HORIZON FAMILY OF FUNDS            BACK COVER

TREASURY SECURITIES
MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL Preserve principal value and maintain a high degree of liquidity while providing current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS   Money market instruments issued by the U.S. Treasury
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY   As a money market fund, the Fund seeks to maintain a
stable share price of $1.00
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY Invest exclusively in short-term obligations of the U.S. Treasury and repurchase agreements involving such obligations
--------------------------------------------------------------------------------
INVESTOR PROFILE Conservative investors who want to receive current income through a liquid investment
--------------------------------------------------------------------------------

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN PERFORMANCE OF THE FUND'S INSTITUTIONAL SWEEP CLASS SHARES FROM YEAR TO YEAR.*



                [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

                             2001     3.10%

                             2002     0.86%

                    BEST QUARTER          WORST QUARTER
                        1.16%                  0.17%
                     (3/31/01)             (12/31/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 1/1/03 TO 3/31/03 WAS 0.10%.

Call 1-800-259-1926 for the Fund's current 7-day yield.


AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR ITS INSTITUTIONAL SWEEP CLASS SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

TREASURY SECURITIES MONEY
MARKET FUND - INSTITUTIONAL                         SINCE INCEPTION
SWEEP CLASS SHARES                    1 YEAR        (MAY 31, 2000)
----------------------------------------------------------------------
FUND RETURNS                           0.86%              2.82%
IMONEYNET, INC. U.S. TREASURY
& REPO AVERAGE                         1.07%              3.03%

SIMPLY SPEAKING...

WHAT IS AN AVERAGE?

AN AVERAGE MEASURES THE SHARE PRICES OF A SPECIFIC GROUP OF MUTUAL FUNDS WITH A PARTICULAR INVESTMENT OBJECTIVE. YOU CANNOT INVEST DIRECTLY IN AN AVERAGE. THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE IS A COMPOSITE OF MUTUAL FUNDS WITH INVESTMENT GOALS SIMILAR TO THE FUND. IMONEYNET INC., FORMERLY IBC FINANCIAL DATA, IS THE LEADING PROVIDER OF INFORMATION ON MONEY MARKET MUTUAL FUNDS. THE NUMBER OF FUNDS IN THE AVERAGE VARIES.


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                              INSTITUTIONAL
                                           SWEEP CLASS SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                           0.40%
Distribution and Service (12b-1) Fees              None
Other Expenses                                     0.49%
                                                  -----
Total Annual Fund Operating Expenses               0.89%*
Fee Waivers and Expense Reimbursements            (0.06%)
                                                  -----
Net Expenses                                       0.83%

*THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING THE NET EXPENSES SHOWN ABOVE FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
                   $85       $278       $487      $1,091

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT
FUND INVESTMENTS

The Fund's investments and strategies are described in more detail in the Fund's Statement of Additional Information.


INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2003, the Adviser managed approximately $350 million in assets while the Adviser and Hancock Bank managed approximately $1 billion in assets. The Adviser is entitled to receive an annual fee of 0.40% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers. For the fiscal year ended January 31, 2003, the Adviser received advisory fees for the Fund as a percentage of daily net assets of 0.34%.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates may also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $12,000 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Institutional Sweep Class Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive shareholding servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

PORTFOLIO MANAGER

Gerald Dugal serves as Director of Fixed Income and Trading for the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund, which is offered in a separate prospectus. He has more than 17 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.


PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Sweep Class Shares of the Fund. Shares are for investors participating in cash sweep and cash management programs offered through the Hancock Bank Trust & Financial Services Group.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form.

The Fund calculates its NAV once each Business Day at 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 12:00 p.m., Eastern Time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-259-1926.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds will be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE
(ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash management account agreement with Hancock Bank because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to receive any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Institutional Sweep Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountant. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-259-1926.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED JANUARY 31,





          Net                    Net Realized  Distributions                  Net                Net                   Ratio of
          Asset                       and          from     Distributions    Asset              Assets,   Ratio of    Net Investment
          Value,         Net       Unrealized       Net         from         Value,               End     Expenses       Income
        Beginning    Investment  Gains (Losses)  Investment   Realized        End       Total  of Period  to Average   to Average
        of Period      Income   on Investments     Income       Gains      of Period   Return+   (000)    Net Assets   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
INSTITUTIONAL SWEEP CLASS SHARES
2003     $1.00         $0.01         $ --        $(0.01)        $ --         $1.00      0.81%   $  74,704    0.83%        0.81%
2002      1.00          0.03           --         (0.03)          --          1.00      2.74       83,702    0.83         2.35
2001      1.00          0.04           --         (0.04)          --          1.00      3.79       42,073    0.83         5.55




                        Ratio of Net
            Ratio of     Investment
            Expenses       Income
            to Average    to Average
            Net Assets    Net Assets   Portfolio
           (Excluding    (Excluding    Turnover
            Waivers)      Waivers)      Rate
--------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND (1)
INSTITUTIONAL SWEEP CLASS SHARES
2003        0.89%         0.75%         N/A
2002        0.93          2.25          N/A
2001        0.96          5.42          N/A


+ Total return is for the period indicated and has not been annualized.
(1) Commenced operations on May 31, 2000. All ratios for the period have been annualized.

                                      NOTES

                                      NOTES

                                      NOTES

                                 HANCOCK HORIZON
                                 FAMILY OF FUNDS

                               INVESTMENT ADVISER
                                Horizon Advisers
                          One Hancock Plaza, 3rd Floor
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

           More information about the Fund is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
                  The SAI dated May 31, 2003, includes detailed
                 information about the Hancock Horizon Family of
                   Funds. The SAI is on file with the SEC and
                     is incorporated by reference into this
                    prospectus. This means that the SAI, for legal
                     purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS
     These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:

                        BY TELEPHONE: Call 1-800-259-1926

                              BY MAIL: Write to us
                              Hancock Horizon Funds
                         2600 Citiplace Drive, Suite 100
                              Baton Rouge, LA 70808

  FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC
        (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:
          Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
           publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                               WALL STREET SAVVY,

                               MAIN STREET TOUCH.













                                 [LOGO OMITTED]



                             HANCOCK HORIZON FUNDS

                    FOR MORE INFORMATION CALL 1.800.259.1926

                               WWW.HANCOCKBANK.COM

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2003

                          TAX EXEMPT MONEY MARKET FUND

                               TRUST CLASS SHARES
                                 CLASS A SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
             OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                                 THE ARBOR FUND

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Class Shares and the Class A Shares of the Tax Exempt Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

Trust Class and Class A Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
     TAX EXEMPT MONEY MARKET FUND...................................XXX
     PRINCIPAL RISKS OF INVESTING IN THE TAX EXEMPT
         MONEY MARKET FUND..........................................XXX
     PERFORMANCE INFORMATION........................................XXX
     FUND FEES AND EXPENSES.........................................XXX
     MORE INFORMATION ABOUT RISK....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS........................XXX
     INVESTMENT ADVISER AND SUB-ADVISER.............................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.................XXX
     DISTRIBUTION OF FUND SHARES....................................XXX
     DIVIDENDS AND DISTRIBUTIONS....................................XXX
     TAXES..........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS............................Back Cover

TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                       Preserve principal value and maintain a
                                      high degree of liquidity while providing current income exempt from federal income tax

INVESTMENT FOCUS                      U.S. municipal money market securities

SHARE PRICE VOLATILITY                As a money market fund, the Fund seeks to
                                      maintain a stable share price of $1.00

PRINCIPAL INVESTMENT STRATEGY         Investing in high quality short-term U.S.
                                      municipal securities that pay interest
                                      exempt from federal income tax

INVESTOR PROFILE                      Conservative taxable investors who
                                      want to receive current income through a liquid investment exempt from federal income tax

INVESTMENT STRATEGY OF THE TAX EXEMPT MONEY MARKET FUND

The Fund invests substantially all of its assets (at least 80%) in a broad range of high quality short-term municipal money market securities that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers and will be comprised only of short-term securities that are rated in one of the two highest credit rating categories, or unrated securities determined by the Adviser to be of comparable quality. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less, and will only buy securities that have a remaining maturity of 397 days or less.


The Adviser has engaged Weiss, Peck & Greer Investments as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE TAX EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The Fund has not commenced operations and, therefore, did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      TRUST CLASS SHARES             CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                      0.50%                       0.50%
Distribution and Service (12b-1) Fees                         None                        None
Other Expenses                                                0.35%*                      0.60%*
                                                              ------                      ------
Total Annual Fund Operating Expenses                          0.85%**                     1.10%**
Fee Waivers and Expense Reimbursements                        (0.20)%                     (0.20)%
                                                              -------                     -------
Net Expenses                                                  0.65%                       0.90%
-----------------------------------------------------------------------------------------------------

* Other Expenses have been estimated because the Fund had not commenced operations as of the date of this prospectus. Other expenses are higher for Class A Shares due to shareholder service fees.
**    The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR            3 YEARS
TRUST CLASS SHARES                $66                $251
CLASS A SHARES                    $92                $330

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

         MUNICIPAL ISSUER RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information.

INVESTMENT ADVISER AND SUB-ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

In addition, the Adviser oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the Adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2003, the Adviser managed approximately $350 million in assets while the Adviser and Hancock Bank managed approximately $1 billion in assets. The Adviser is entitled to receive an annual fee of 0.50% of the Fund's average daily net assets for its investment advisory services, but may receive less due to its waiver.

Weiss, Peck & Greer Investments (WPG or the Sub-Adviser), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. As of January 31, 2003, WPG had approximately $18.3 billion in assets under management.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank will serve as custodian to the Fund, and for such services will be paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12B-1) FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank will provide transfer agency services to the Fund. For providing these services, Hancock Bank will be paid an annual fee payable from the Fund's assets of $12,000 per class of the Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of average daily net assets attributable to Class A Shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund. The Fund offers Trust Class Shares only to financial intermediaries for their own or their customers accounts.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form.

The Fund calculates its NAV once each Business Day at 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 12:00 p.m., Eastern Time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest in the Fund at least $1,000. Your subsequent investments in the Fund must be made in amounts of at least $50. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE
(ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES - CLASS A SHARES

If your account balance drops below $1,000 or the minimum level required by your cash management agreement, you may be required to sell your shares. But, we will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to 10 times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee for each additional exchange should you exchange your shares more than 10 times during a calendar year. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days written notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TRUST CLASS SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state, and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Fund. Because the Fund expects to maintain a $1.00 net asset value, you should not expect to realize any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of a Fund's shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019 Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2003, includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-259-1926

BY MAIL:  Write to us
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, LA 70808

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 THE ARBOR FUND
                                  MAY 31, 2003


                               INVESTMENT ADVISER:
                                HORIZON ADVISERS



This STATEMENT OF ADDITIONAL INFORMATION ("SAI") is not a prospectus. It is intended to provide additional information about the activities and operations of The Arbor Fund (the "Trust") and should be read in conjunction with the Trust's prospectuses, each dated May 31, 2003. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):


              HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND
                  HANCOCK HORIZON TAX EXEMPT MONEY MARKET FUND
                   HANCOCK HORIZON STRATEGIC INCOME BOND FUND
                           HANCOCK HORIZON VALUE FUND
                           HANCOCK HORIZON GROWTH FUND
                         HANCOCK HORIZON BURKENROAD FUND


This SAI is incorporated by reference into each of the Trust's prospectuses. The financial statements incorporated by reference into this SAI have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountant, given on the authority of said firm as experts in auditing and accounting. Capitalized terms not defined herein are defined in the prospectuses. The prospectuses may be obtained by calling 1-800-259-1926.

                                TABLE OF CONTENTS

THE FUNDS AND THE TRUST.....................................................S-1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.............................S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................S-7
INVESTMENT LIMITATIONS.....................................................S-21
THE ADVISER, TRANSFER AGENT AND CUSTODIAN..................................S-23
SUB-ADVISER................................................................S-26
THE ADMINISTRATOR..........................................................S-27
THE DISTRIBUTOR............................................................S-29
SHAREHOLDER SERVICES.......................................................S-30
CODES OF ETHICS............................................................S-31
INDEPENDENT PUBLIC ACCOUNTANT..............................................S-31
LEGAL COUNSEL..............................................................S-31
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-31
PERFORMANCE INFORMATION....................................................S-38
COMPUTATION OF YIELD.......................................................S-38
CALCULATION OF TOTAL RETURN................................................S-38
PURCHASING SHARES..........................................................S-41
REDEEMING SHARES...........................................................S-41

                                TABLE OF CONTENTS
                                  (CONTINUED)

DETERMINATION OF NET ASSET VALUE...........................................S-41
TAXES    ..................................................................S-42
FUND TRANSACTIONS..........................................................S-45
DESCRIPTION OF SHARES......................................................S-49
SHAREHOLDER LIABILITY......................................................S-49
Limitation of Trustees' Liability..........................................S-49
5% AND 25% SHAREHOLDERS....................................................S-49
EXPERTS....................................................................S-52
FINANCIAL STATEMENTS.......................................................S-52
APPENDIX................................................................... A-1

May 31, 2003

THE FUNDS AND THE TRUST

GENERAL. This SAI relates to the Hancock Horizon Family of Funds, a group of mutual funds. The Funds consist of the Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund (each a "Fund," and collectively, the "Funds"). The Funds are separate series of The Arbor Fund (the "Trust"), which offers a number of mutual fund series in addition to the Funds. The Trust is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated as of July 24, 1992 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. The Funds are offered in the following classes:

      --------------------------------------------------------------------------------------
                           FUNDS                                      CLASSES
      --------------------------------------------------------------------------------------
      Treasury Securities Money Market Fund                 Trust/Institutional Sweep/A
      --------------------------------------------------------------------------------------
      Tax Exempt Money Market Fund                                    Trust/A
      --------------------------------------------------------------------------------------
      Strategic Income Bond Fund                                     Trust/A/C
      --------------------------------------------------------------------------------------
      Value Fund                                                     Trust/A/C
      --------------------------------------------------------------------------------------
      Growth Fund                                                    Trust/A/C
      --------------------------------------------------------------------------------------
      Burkenroad Fund                                                   A/D
      --------------------------------------------------------------------------------------

Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.



VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

TREASURY SECURITIES MONEY MARKET FUND

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund exclusively invests in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations. The Fund complies with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so. The Fund is not permitted to lend securities or purchase securities on a when-issued or delayed basis.

For  additional   information  regarding  Treasury  Obligations  and  repurchase agreements, SEE "Description of Permitted Investments and Risk Factors."

TAX EXEMPT MONEY MARKET FUND

The Tax Exempt Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities, the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax exempt money market mutual funds, and tax exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with SEC regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Adviser will not invest more than 25% of the Fund's assets in Municipal Securities (a) whose issuers are located in the same state (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Fund may purchase securities on a when issued or delayed basis.

The Tax Exempt Money Market Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government, including STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of 397 days or less issued by corporations with outstanding high quality commercial paper; (v) receipts; and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GENERAL INVESTMENT POLICIES OF THE TREASURY SECURITIES MONEY MARKET FUND AND THE TAX EXEMPT MONEY MARKET FUND - Each Fund complies with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) short-term rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) short-term rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

STRATEGIC INCOME BOND FUND

The Strategic Income Bond Fund seeks to provide total return through current income and capital appreciation, consistent with the preservation of capital. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund invests primarily (at least 80% of its assets) in fixed income obligations (i) issued by the U.S. Treasury; (ii) issued by U.S. government agencies; (iii) in mortgage-backed securities and (iv) investment grade U.S. corporate debt that are rated investment grade or higher, I.E., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Additional fixed income securities in which the Fund may invest consist of: (i) privately issued mortgage-backed securities; (ii) obligations issued by the Canadian government; (iii) asset-backed securities; (iv) guaranteed investment contracts ("GICs"); (v) bank investment contracts ("BICs"); (vi) zero coupon obligations;
(vii)  floating or variable rate  instruments;  (viii) money market  securities;
(ix) convertible securities; (x) restricted securities; (xi) collateralized mortgage-backed securities ("CMOs"); and (xii) other investment companies. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of five to fifteen years. There are no restrictions on the maturity of any single instrument.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

VALUE FUND

The Value Fund seeks to provide long-term capital appreciation with a secondary goal of current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund will be as fully invested as practicable (at least 80% of its assets) under normal conditions in common stocks. The Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund generally will invest in companies with equity market capitalizations in excess of $1 billion that the Adviser believes have a low current valuation relative to various measures of intrinsic value and potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may invest to a limited extent (less than 5% of its assets) in real estate investment trusts (REITs). The Fund also may invest in money market securities for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GROWTH FUND

The Growth Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by primarily investing (at least 80% of its assets) in common stocks of U.S. companies with equity market capitalizations in excess of $1 billion whose sales and earnings are expected to grow at an above average rate of return. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Adviser employs a strictly quantitative method of analysis in its investment decision making to choose companies whose sales and earnings are expected to grow at an above average rate. The Adviser's quantitative model screens companies primarily, but not exclusively, in the Russell 1000 Growth Index and assigns weightings to the following quantitative factors: 50% weighting to "earnings block" factors (such as earnings surprise or estimate revision), 30% weighting to "momentum block" factors (such as relative price strength or return on equity momentum), and 20% weighting to "valuation block" factors (such as relative price-to-earnings ratio and cash flow.) The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may invest to a limited extent (less than 5% of its assets) in REITs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

BURKENROAD FUND

The Burkenroad Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by primarily investing (at least 80% of its assets) in common stocks of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Fund may also purchase equity securities. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs it's own fundamental research and analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategies, the Fund may buy certain IPOs if they are consistent with the Fund's investment policies.

The Fund's investments may not be as geographically dispersed across the U.S. as other funds with comparable objectives. The Fund is subject to special investment risks to the extent it concentrates its investments in companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi, and Texas. In particular, changes in economic conditions as well as governmental policies in those states may adversely affect the value of the Fund and its investments.

Neither the Trust nor the Fund is sponsored, sold or promoted by Tulane University ("Tulane"), producer of the Burkenroad Reports. Tulane makes no warranties, express or implied, to shareholders of the Fund or to any member of the public regarding the advisability of owning shares of the Fund. Tulane's only relationship to the Fund, Hancock Bank or Horizon Advisers is the licensing of certain trademarks and trade names of the Burkenroad Reports.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The  following are  descriptions  of the permitted  investments  and  investment practices  discussed  in  each  Fund's  respective  "Investment  Objectives  and
Policies" section and the associated risk factors. The Adviser or the Sub-Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS") - ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Corporation ("SEI"). However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS ("BICS") - BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL  PAPER  -  Commercial  paper  is a term  used to  describe  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a pre-stated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES - Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICS, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). SEE elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.

EQUITY SECURITIES - Equity securities include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies: attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

TAXABLE MONEY MARKET SECURITIES - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one-year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.


With respect to the Funds, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A-2 or higher by S&P or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by Standard & Poor's and Moody's, respectively.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES - These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES - These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.
Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS - A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") - SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

MUNICIPAL LEASES - Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES - Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and, (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

PARTICIPATION INTERESTS - Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt

Money Market Fund may invest in participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

OPTIONS - Put and call options for various securities and indices are traded on national securities exchanges. As consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of

1933, as amended (the "1933 Act") or an exemption from registration. As consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.


LENDING OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES - As consistent with a Fund's investment objectives, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") - STRIPs are component parts of U.S. Treasury Securities traded through the federal book-entry system. The Adviser or the Sub-Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser or the Sub-Adviser will only purchase STRIPS for the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund, respectively, that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser or the Sub-Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS - The Funds may, when deemed appropriate by the Adviser or the Sub-Adviser, respectively, in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

SWAPS, CAPS, FLOORS AND COLLARS - Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities, a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

STANDBY COMMITMENTS - Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Funds may enter into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, among others, FHLMC, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES - Any guarantee by the U.S. government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS - Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

ZERO COUPON SECURITIES - STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. SEE ALSO "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

No Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of the Fund's assets.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities. In addition, for the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund only, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

         For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
         (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

No Fund may:

1.       Invest  in  illiquid  securities   in  an  amount  exceeding,  in   the
         aggregate,  15%  (10%  for   the  Treasury  Securities   Money   Market
         Fund and the Tax Exempt Money Market Fund) of that Fund's net assets.

2. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

In addition:

6. The Tax Exempt Money Market Fund will invest at least 80% of its assets in a broad range of high quality short-term municipal money market securities that pay interest exempt from federal income tax.

7. The Strategic Income Bond Fund will invest at least 80% of its assets in (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage- backed securities and (iii) investment grade U.S. corporate debt.

8. The Value Fund will invest at least 80% of its assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $1 billion).

9. The Growth Fund will invest at least 80% of its assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $1 billion) whose sales and earnings are expected to grow at an above average rate.

10. The Burkenroad Fund will invest at least 80% of its assets in common stocks and other equity securities of companies with small capitalizations (less than $1 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas.

The foregoing percentages are: (i) based on total assets for limitations 2, 3, 4 and 5 and net assets for limitations 1, 6, 7, 8, 9 and 10; (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

THE ADVISER, TRANSFER AGENT AND CUSTODIAN


ADVISORY SERVICES. Horizon Advisers (the "Adviser") provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. As of March 31, 2003 Horizon Advisers employed approximately 6 people and managed approximately $370 million in assets. The Adviser is an unincorporated division of Hancock Bank and is a part of Hancock Bank's Trust Department. As of March 31, 2003, Hancock Bank's Trust Department employed approximately 80 people and managed approximately $1 billion in assets. Hancock Bank is a wholly-owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of March 31, 2003, Hancock Bank had total consolidated assets of approximately $4 billion and operated over 100 banking offices in the States of Mississippi and Louisiana. It offers commercial, consumer and mortgage loans, deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas.


ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an advisory agreement (the "Advisory Agreement") dated as of May 31, 2000 with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the appropriate Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Treasury Securities Money Market Fund, 0.40%; Tax Exempt Money Market, 0.50%; Strategic Income Bond Fund, 0.60%; Value Fund, 0.80%; Growth Fund, 0.80%; and Burkenroad Fund 0.95%. The Adviser has contractually agreed for a one-year period from the date of this SAI to waive a portion of its fees in order to limit the total operating expenses of Trust Class, Institutional Sweep Class, Class A and Class C Shares of certain Funds, as follows:


----------------------------------------------------------------------------------------------------------------------
                                                      INSTITUTIONAL
FUND                                    TRUST CLASS     SWEEP CLASS       CLASS A         CLASS C         CLASS D
----------------------------------------------------------------------------------------------------------------------
Treasury Securities Money Market Fund      0.58%          0.83%            1.08%             *               *
----------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund               0.65%            *              0.90%             *               *
----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                 0.75%            *              1.00%           1.75%             *
----------------------------------------------------------------------------------------------------------------------
Burkenroad Fund                              *              *              1.40%             *             1.65%
----------------------------------------------------------------------------------------------------------------------

* This class is not offered for the indicated Fund.

The Adviser has voluntarily agreed to waive a portion of its fees to limit the total operating expenses of Trust Class, Class A and Class C Shares of the Growth Fund and Value Fund as follows:

--------------------------------------------------------------------------------------
FUND                                    TRUST CLASS      CLASS A          CLASS C
--------------------------------------------------------------------------------------
Growth Fund                                1.10%          1.35%            2.10%
--------------------------------------------------------------------------------------
Value Fund                                1.10%*          1.35%*          2.10%*
--------------------------------------------------------------------------------------

* Prior to May 31, 2003, the Adviser had contractually agreed to waive all or a portion of its fee for the Value Fund and to reimburse expenses of the Fund in order to limit the Fund's total operating expenses to an annual rate of not more than 1.00%, 1.25% and 2.00% for the Trust Class, Class A and Class C Shares, respectively.


These voluntary fee waivers remain in place as of the date of this SAI, but the Adviser may discontinue all or part of these waivers at any time.

The Adviser will not be required to bear expenses of any Fund of the Trust to an extent which would result in a Fund's inability to qualify as a "regulated investment company" (a "RIC") under provisions of the Code.

For the fiscal period ended January 31, 2001, 2002 and 2003, the Funds paid the following advisory fees to the Adviser:

----------------------------------------------------------------------------------------------------------------------
                                                        FEES PAID (000)                    FEES WAIVED (000)
                                              ------------------------------------------------------------------------
FUND                                             2001         2002        2003        2001        2002        2003
----------------------------------------------------------------------------------------------------------------------
Treasury Securities Money Market Fund            $617         $929        $907        $203        $210        $144
----------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                      *            *            *          *           *           *
----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                       $164         $265        $295        $53         $59         $77
----------------------------------------------------------------------------------------------------------------------
Value Fund                                       $145         $261        $302        $35         $24         $39
----------------------------------------------------------------------------------------------------------------------
Growth Fund                                       *           $66         $176         *          $14         $29
----------------------------------------------------------------------------------------------------------------------
Burkenroad Fund                                   *            $1          $11         *           $1         $11
----------------------------------------------------------------------------------------------------------------------

*  Not in operation for the period indicated.


TRANSFER AGENCY SERVICES. Hancock Bank also serves as the Funds' transfer agent under a Transfer Agency and Service Agreement dated May 31, 2000 and amended May 31, 2002. Hancock Bank receives an annual fee of $12,000 per class of each Fund under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES. Hancock Bank acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on each Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month per Fund.

SHAREHOLDER SERVICES. The Funds and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A, Class C, Class D and Institutional Sweep shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal periods ended January 31, 2001, 2002 and 2003, the Funds paid the following shareholder servicing fees to Hancock Bank:

--------------------------------------------------------------------------------
                                                                FEES PAID (000)
                                                               -----------------
FUND
--------------------------------------------------------------------------------

Treasury Securities Money Market Fund                                $258
--------------------------------------------------------------------------------
Tax Exempt Money Market Fund                                          *
--------------------------------------------------------------------------------
Strategic Income Bond Fund                                             $2
--------------------------------------------------------------------------------
Value Fund                                                             $1
--------------------------------------------------------------------------------
Growth Fund                                                            $1
--------------------------------------------------------------------------------
Burkenroad Fund                                                        $0
--------------------------------------------------------------------------------


* Not in operation for the period indicated.

SUB-ADVISER


GENERAL. Weiss, Peck & Greer Investments ("WPG" or the "Sub-Adviser"), serves as the Sub-Adviser and manages the Tax Exempt Money Market Fund on a day-to-day basis. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the U.S. parent company of Robeco USA, L.L.C., Boston Partners Asset Management, L.P., and Robeco-Sage Capital Management, L.L.C. Under Robeco USA, Inc., the marketing and sales teams for the three subsidiaries have been joined to form one cohesive unit of distribution. Service and support functions (E.G., portfolio administration, legal, accounting) will also be provided by Robeco USA, Inc. to the underlying subsidiaries. Portfolio management and investment personnel of the three subsidiaries remain independent. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group is wholly-owned by Rabobank. Rabobank is a large cooperative bank in the Netherlands comprised of approximately 420 independent banks. As of January 31, 2003, WPG had approximately $18.3 billion in total assets under management, including $7.3 billion in tax-exempt assets of which $4.0 billion in tax-exempt money market assets. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.


SUB-ADVISORY AGREEMENT WITH THE ADVISER. The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with WPG dated May 31, 2000 relating to the Tax Exempt Money Market Fund. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

The continuance of the Sub-Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund at any time, without the payment or any penalty, on sixty (60) days written notice to WPG and may be terminated at any time by ninety (90) days written notice to the Adviser of the Fund. This Agreement will immediately terminate in the event of its assignment or upon termination of the Sub-Advisory Agreement between the Adviser and the Trust with regard to the Fund (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

SUB-ADVISORY FEES PAID TO THE SUB-ADVISER. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: 0.085% on the first $50 million of the Fund's average daily net assets; 0.075% on the next $100 million of the Fund's average daily net assets; 0.05% on the next $350 million of the Fund's average daily net assets; 0.04% on the next $500 million of the Fund's average daily net assets; and 0.03% of the Fund's average daily net assets over $1 billion. This fee is computed daily and paid to the Sub-Adviser monthly.


As of the date of its Prospectus, the Fund had not commenced operations and it had not paid WPG any sub-advisory fees.

THE ADMINISTRATOR


GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Funds until May 31, 2005 and shall continue in effect for successive periods of three years unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:


          ----------------------------------------------------------------------------------------------------
                   FEE (AS A PERCENTAGE OF AGGREGATE
                        AVERAGE ANNUAL ASSETS)                             AGGREGATE TRUST ASSETS
          ----------------------------------------------------------------------------------------------------
                                 0.15%                                       First $100 million
          ----------------------------------------------------------------------------------------------------
                                0.125%                                       Next $250 million
          ----------------------------------------------------------------------------------------------------
                                 0.10%                                       Next $400 million
          ----------------------------------------------------------------------------------------------------
                                 0.08%                                       Over $750 million
          ----------------------------------------------------------------------------------------------------

The foregoing fee is subject to an annual minimum as follows:

The Trust's cumulative minimum annual fee for the initial four Funds:

   $250,000 in the first  year,  broken down as follows:
   $200,000 in the first six months (calculated on an annualized basis)* $300,000 in the next six months (calculated on an annualized basis) $300,000 in the second year
   $400,000 in years three, four and five

* Minimums during the first six months of the Administration Agreement accrue each month, and, if not paid monthly, the total amount due for the six months is paid in full in the seventh month.

A maximum of five new Funds (in addition to the original four as noted above) may be opened and applied to the cumulative pricing model during the original five-year term. The following sets forth the cumulative minimum annual fee for the Trust for the specified number of Funds:

         ------------------------------------------------------------------------------------------------
                                       YEAR 1                 YEAR 2               YEAR 3 AND AFTER
         ------------------------------------------------------------------------------------------------
         5 Funds                      $350,000               $400,000                  $500,000
         ------------------------------------------------------------------------------------------------
         6 Funds                      $475,000               $525,000                  $625,000
         ------------------------------------------------------------------------------------------------
         7 Funds                      $625,000               $675,000                  $775,000
         ------------------------------------------------------------------------------------------------
         8 Funds                      $800,000               $850,000                  $950,000
         ------------------------------------------------------------------------------------------------
         9 Funds                     $1,000,000             $1,050,000                $1,150,000
         ------------------------------------------------------------------------------------------------

For the tenth Fund and each Fund opened thereafter, the Trust will pay a minimum fee of $75,000 per Fund in addition to the cumulative minimum set forth above.

The minimum annual fee for each additional class of shares of a Fund established after the initial three (3) classes of shares per Fund is $10,000.

The Trust is separately charged $6 per call for each incoming and outgoing investor service call. Further, if the Trust opens a Fund or a class directed toward retail investors, the Trust uses the Administrator's Voice Response Unit at the then-prevailing fee.

For the fiscal periods ended January 31, 2001, 2002 and 2003, the Administrator received the following fees:


---------------------------------------------------------------------------------------------------------------------------
                                                             FEES PAID (000)                    FEES WAIVED (000)
                                                        -------------------------------------------------------------------
FUND                                                    2001        2002       2003        2001        2002        2003
---------------------------------------------------------------------------------------------------------------------------
Treasury Securities Money Market Fund                   $205        $308       $326         $0          $0          $0
---------------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                             *            *          *          *           *           *
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                                             FEES PAID (000)                    FEES WAIVED (000)
                                                      ---------------------------------------------------------------------
FUND                                                   2001        2002       2003        2001        2002        2003
                                                      ---------------------------------------------------------------------
Strategic Income Bond Fund                              $36          $58        $71         $0          $0          $0
---------------------------------------------------------------------------------------------------------------------------
Value Fund                                              $24          $43        $54         $0          $0          $0
---------------------------------------------------------------------------------------------------------------------------
Growth Fund                                              $0          $11        $32         $0          $0          $0
---------------------------------------------------------------------------------------------------------------------------
Burkenroad Fund                                          *           $0         $2          $0          $0          $0
---------------------------------------------------------------------------------------------------------------------------

* Not in operation for the period indicated.


THE DISTRIBUTOR


GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is Oaks, Pennsylvania 19456.


The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Trust upon not more than 60 days written notice by either party or upon assignment by the Distributor.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of the Treasury Securities Money Market Fund pay the Distributor a fee of 0.25%, Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund each pay the Distributor a fee of 0.75%, and Class D Shares of the Burkenroad Fund pay the Distributor a fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the National Association of Securities Dealers (the "NASD") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund.

All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

For the Trust's most recently completed fiscal year, the Funds paid the following distribution fees:


-----------------------------------------------------------------------------------------------------------------------
                                                                  12B-1 FEES PAID              12B-1 FEES RETAINED BY
                                                                                                    DISTRIBUTOR
                                                        ---------------------------------------------------------------
FUND                                                     2001         2002         2003       2001     2002    2003
-----------------------------------------------------------------------------------------------------------------------
Treasury Securities  Money Market Fund
(Class A)                                               $23,655      $79,878     $111,458      $0       $0      $0
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund (Class C)                         $5           $6         $152      $0       $0      $0
-----------------------------------------------------------------------------------------------------------------------
Value Fund (Class C)                                         $5           $6         $178      $0       $0      $0
------------------------------------------------------------------------------------------------------------------------
Growth Fund (Class C)                                        *            $5         $212      $0       $0      $0
-----------------------------------------------------------------------------------------------------------------------
Burkenroad Fund (Class D)                                    *           $23         $665      $0       $0      $0
-----------------------------------------------------------------------------------------------------------------------

*  Not in operation for the period indicated.


DEALER REALLOWANCES. Class A Shares and Class C Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. Selling dealers are reallowed 1.00% of the offering price of Class C Shares. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

---------------------------------------------------------------------------------------------------------------------
             FUND                               DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                              ---------------------------------------------------------------------------------------
                                              $50,000                       $250,000      $500,000
                                              but less       $100,000       but less      but less
                                Less than       than      but less than       than          than        $1,000,000
                                 $50,000      $100,000       $250,000       $500,000     $1,000,000      and over
---------------------------------------------------------------------------------------------------------------------
Treasury Securities Money
Market                             None         None           None           None          None           None
---------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market            None         None           None           None          None           None
---------------------------------------------------------------------------------------------------------------------
Strategic Income Bond             4.00%        3.25%          2.50%          1.75%         1.50%           None
---------------------------------------------------------------------------------------------------------------------
Value                             5.25%        4.50%          3.50%          2.50%         2.00%           None
---------------------------------------------------------------------------------------------------------------------
Growth                            5.25%        4.50%          3.50%          2.50%         2.00%           None
---------------------------------------------------------------------------------------------------------------------
Burkenroad                        5.25%        4.50%          3.50%          2.50%         2.00%           None
---------------------------------------------------------------------------------------------------------------------

Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.


SHAREHOLDER SERVICES

The Funds have entered into shareholder servicing agreements with third-party service providers (including Hancock Bank as described on page S-25) pursuant to which the service providers provide certain shareholder services to Class A, Class C, Class D and Institutional Sweep Class shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services.

For the fiscal periods ended January 31, 2001, 2002 and 2003, the Funds paid the following shareholder servicing fees:

-----------------------------------------------------------------------------------------------------------
                                                                            FEES PAID (000)
                                                               --------------------------------------------
FUND                                                             2001            2002            2003
-----------------------------------------------------------------------------------------------------------
Treasury Securities Money Market Fund                             $86             $201            $298
-----------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                                       *                *              *
-----------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                                         $0              $1              $6
-----------------------------------------------------------------------------------------------------------
Value Fund                                                         $0              $0              $5
-----------------------------------------------------------------------------------------------------------
Growth Fund                                                        *               $1              $3
-----------------------------------------------------------------------------------------------------------
Burkenroad Fund                                                    *               $0              $3
-----------------------------------------------------------------------------------------------------------

*  Not in operation for the period indicated.


CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANT

PricewaterhouseCoopers LLP serves as independent public accountant for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel for the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of

Massachusetts. Each Trustee is responsible for the overseeing each of the six Funds of the Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB  08/17/46)  - Chairman  of the Board of  Trustees*  (since
1993) -Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) - Trustee** (since 1993) - Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, Expedition Funds and The MDL Funds.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* (since 1993) - 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments, since 1974. Secretary of SEI Investments, since 1978. Trustee of The Advisors' Inner Circle Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) - Trustee** (since 1993) - Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation, since 1984. Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, Expedition Funds and The MDL Funds.

EUGENE B. PETERS (DOB 06/03/29) - Trustee** (since 1993) - Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President, Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer, Jos. Schlitz Brewing Company, before 1978. Trustee of The Advisors' Inner Circle Fund, Expedition Funds and The MDL Funds.

JAMES M. STOREY (DOB 04/12/31) - Trustee** (since 1993) - Partner, Dechert Price & Rhoads (law firm), September 1987 - December 1993. Trustee of The Advisors'

Inner Circle Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) - Trustee** (since 1999) - Chief Executive Officer, Newfound Consultants Inc., since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996. Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996. Treasurer and Clerk, Peak Asset Management, Inc., since 1991. Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act.

** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


AUDIT COMMITTEE. AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser, Transfer Agent and Custodian" the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to each Fund; and (c) agreed to renew the Advisory Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. The Tax Exempt Money Market Fund had not commenced operations. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


--------------------------------------------------------------------------------------------------------------------
                                                                                           AGGREGATE DOLLAR RANGE
                                                                 DOLLAR RANGE OF FUND             OF SHARES
        NAME                           FUND                            SHARES*                  (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Nesher                 Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Cooney                 Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Doran                  Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Patterson              Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Peters                 Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                           AGGREGATE DOLLAR RANGE
                                                                 DOLLAR RANGE OF FUND             OF SHARES
        NAME                           FUND                            SHARES*                  (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Storey                 Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------
                       Treasury Securities Money Market       None
                       ---------------------------------------------------------------------------------------------
                       Strategic Income Bond                  None
                       ---------------------------------------------------------------------------------------------
Sullivan               Value                                  None                                  None
                       ---------------------------------------------------------------------------------------------
                       Growth                                 None
                       ---------------------------------------------------------------------------------------------
                       Burkenroad                             None
--------------------------------------------------------------------------------------------------------------------

*  Valuation date is December 31, 2002.

BOARD COMPENSATION. The following table exhibits Trustee compensation for the fiscal period ended January 31, 2003.

---------------------------------------------------------------------------------------------------------------------
                            AGGREGATE             PENSION OR         ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
                        COMPENSATION FROM     RETIREMENT BENEFITS      BENEFITS UPON       TRUST AND FUND COMPLEX
NAME OF PERSON          THE TRUST FOR THE     ACCRUED AS PART OF        RETIREMENT        PAID TO TRUSTEES FOR THE
                        FISCAL YEAR ENDED        FUND EXPENSES                            FISCAL YEAR ENDED 1/31/03
                             1/31/03                                                                 (1)
---------------------------------------------------------------------------------------------------------------------
John T. Cooney         $2,992                         N/A                   N/A          $2,992 for service on one
                                                                                         (1) board
---------------------------------------------------------------------------------------------------------------------
Robert Patterson       $3,120                         N/A                   N/A          $3,120 for service on one
                                                                                         (1) board
---------------------------------------------------------------------------------------------------------------------
Eugene B. Peters       $3,120                         N/A                   N/A          $3,120 for service on one
                                                                                         (1) board
---------------------------------------------------------------------------------------------------------------------
James M. Storey        $3,120                         N/A                   N/A          $3,120 for service on one
                                                                                         (1) board
---------------------------------------------------------------------------------------------------------------------
George J. Sullivan     $3,120                         N/A                   N/A          $3,120 for service on one
                                                                                         (1) board
---------------------------------------------------------------------------------------------------------------------
William M. Doran*      $0                             N/A                   N/A          $0 for service on one (1)
                                                                                         board
---------------------------------------------------------------------------------------------------------------------
Robert A. Nesher*      $0                             N/A                   N/A          $0 for service on one (1)
                                                                                         board
---------------------------------------------------------------------------------------------------------------------

(1) The Arbor Fund is the only Trust in the Fund Complex.
*   A Trustee who is an "interested person" as defined by the 1940 Act.


TRUST OFFICERS. The Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Executive Officer is

SEI Investments Company, Oaks, Pennsylvania 19456. The Officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the Officers receive compensation from the Trust for their services.

JAMES R. FOGGO (DOB 06/30/64) - President (since 2000) - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998.

WILLIAM E.  ZITELLI,  JR. (DOB 6/14/68) - Vice  President  and Secretary  (since
2000) - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 - 2000. Associate, Pepper Hamilton LLP (law firm), 1997 - 1998.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant  Secretary (since
2000) - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary (since
1995) - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant  Secretary (since
1998) - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) - Vice President and Assistant Secretary (since 2000) - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

JENNIFER SPRATLEY, CPA (DOB 02/13/69) - Treasurer and Chief Financial Officer (since 2000) - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

SHERRY KAJDAN VETTERLEIN (DOB 06/22/62) - Vice President and Assistant Secretary (since 2001) - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

PETER GOLDEN (DOB  06/27/64) - Controller  and Chief  Financial  Officer  (since
2001) - Director of Funds Accounting of SEI Investments since June 2001. Vice President of Fund Administration, J. P. Morgan Chase & Co., March 2000-April 2001. Vice President, Fund and Pension Accounting, Brown Brothers Harriman, June 1997-March 2000.

JOHN C. MUNCH (DOB  05/07/71) - Vice  President and Assistant  Secretary  (since
2002) - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate, Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel (law firm), 1996-1998.


JOHN MUNERA (DOB 01/14/63) - Vice President and Assistant Secretary (since 2002)
- Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000. B.A. Political Science, University of Pennsylvania, 1986. MBA, Temple University, 2000.


PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield, effective yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The Funds may periodically compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

No representation can be made concerning actual future yields or returns. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.


HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the Funds was as follows for the one-year and since inception periods ended January 31, 2003.

----------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                               -------------------------------------------------------
FUND (INCEPTION DATE)                                              ONE YEAR                 SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------
Trust Class (5/31/00)                                                  1.06%                        3.01%
----------------------------------------------------------------------------------------------------------------------
Institutional Sweep Class (5/31/00)                                    0.81%                        2.75%
----------------------------------------------------------------------------------------------------------------------
Class A (5/31/00)                                                      0.56%                        2.50%
----------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND                                             *                            *
----------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
----------------------------------------------------------------------------------------------------------------------
Trust Class (5/31/00)                                                  7.76%                        8.63%
----------------------------------------------------------------------------------------------------------------------
Class A (without load) (5/31/00)                                       7.46%                        8.35%
----------------------------------------------------------------------------------------------------------------------
Class A (with load) (5/31/00)                                          3.15%                        6.72%
----------------------------------------------------------------------------------------------------------------------
Class C (5/31/00)                                                      6.77%                        7.69%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS**                                         5.79%                        6.19%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION**                          4.73%                        5.73%
----------------------------------------------------------------------------------------------------------------------
VALUE FUND
----------------------------------------------------------------------------------------------------------------------
Trust Class (5/31/00)                                                  -9.72%                       -0.36%
----------------------------------------------------------------------------------------------------------------------
Class A (without load) (5/31/00)                                       -9.90%                       -0.59%
----------------------------------------------------------------------------------------------------------------------
Class A (with load) (5/31/00)                                         -14.62%                       -2.58%
----------------------------------------------------------------------------------------------------------------------
Class C (5/31/00)                                                     -10.62%                       -1.29%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS**                                        -10.02%                       -0.61%
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
Trust Class (1/31/01)                                                 -19.53%                      -15.49%
----------------------------------------------------------------------------------------------------------------------
Class A (without load) (1/31/01)                                      -19.71%                      -15.66%
----------------------------------------------------------------------------------------------------------------------
Class A (with load) (1/31/01)                                         -23.95%                      -17.90%
----------------------------------------------------------------------------------------------------------------------
Class C (1/31/01)                                                     -20.30%                      -16.25%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS**                                        -19.53%                      -15.49%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION**                         -11.99%                      -12.18%
----------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND
----------------------------------------------------------------------------------------------------------------------
Class A (without load) (12/31/01)                                      -5.07%                       -4.40%
----------------------------------------------------------------------------------------------------------------------
Class A (with load) (12/31/01)                                        -10.03%                       -9.03%
----------------------------------------------------------------------------------------------------------------------
Class D (12/31/01)                                                     -5.14%                       -4.46%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS***                                       -10.27%                       -9.25%
----------------------------------------------------------------------------------------------------------------------
AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION***                         -6.15%                       -7.32%
----------------------------------------------------------------------------------------------------------------------

*        Not in operation for the period indicated.
**       After-tax returns are shown only for the Fund's Trust Class Shares.  After-tax returns for other classes will vary.
***      After-tax returns are shown only for the Fund's Class A Shares.  After-tax returns for
         Class D Shares will vary.

 PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange ("NYSE") (and the Federal Reserve for the Money Market Funds) and Hancock Bank are open for business (a "Business Day"). Shares of the Funds are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.


MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting a Fund and its shareholders that are not described in the Fund's prospectus(es). No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the " Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of each Fund 's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls or that are engaged in the same, similar or related trades or business.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

The Funds each may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund) or as qualified dividend income (eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

For corporate investors in some of the Funds, dividend distributions that a Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the corporate dividends-received deduction to the extent they would qualify if the Fund was a regular corporation.

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.


In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 28% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding or (4) has failed to certify that he or she is a U.S. citizen or resident alien.


FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.


Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.


FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser or Sub-Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.


For the fiscal years ended January 31, 2001, 2002 and 2003, the Funds paid the following aggregate brokerage commissions on fund transactions:

--------------------------------------------------------------------------------------------------------------------
                                                AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                            ------------------------------------------------------------------------
FUND                                          2001                     2002                       2003
--------------------------------------------------------------------------------------------------------------------
Treasury Securities Money Market
Fund                                         $66,181                   $89,045                    $78,248
--------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                    *                         *                          *
--------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                      $945                    $1,393                     $1,807
--------------------------------------------------------------------------------------------------------------------
Value Fund                                   $76,300                  $111,891                   $122,013
--------------------------------------------------------------------------------------------------------------------
Growth Fund                                     $0                     $33,904                    $88,282
--------------------------------------------------------------------------------------------------------------------
Burkenroad Fund                                  *                      $2,026                     $7,784
--------------------------------------------------------------------------------------------------------------------

*   Not in operation for the period indicated.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:


-----------------------------------------------------------------------------------------------------------------------
                                                                                         TOTAL DOLLAR AMOUNT OF
                                                 TOTAL DOLLAR AMOUNT OF BROKERAGE   TRANSACTIONS INVOLVING BROKERAGE
FUND                                            COMMISSIONS FOR RESEARCH SERVICES  COMMISSIONS FOR RESEARCH SERVICES
-----------------------------------------------------------------------------------------------------------------------
Treasury Securities Money Market Fund                           $0                                 $0
-----------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                                     *                                  *
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                                      $0                                 $0
-----------------------------------------------------------------------------------------------------------------------
Value Fund                                                      $0                                 $0
-----------------------------------------------------------------------------------------------------------------------
Growth Fund                                                     $0                                 $0
-----------------------------------------------------------------------------------------------------------------------
Burkenroad Fund                                                 $0                                 $0
-----------------------------------------------------------------------------------------------------------------------

*    Not in operation for the period indicated.


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting fund transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended January 31, 2001, 2002 and 2003, the Funds paid the following aggregate brokerage commissions on fund transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

----------------------------------------------------------------------------------------------------------------------
                                                                  PERCENTAGE OF TOTAL         PERCENTAGE OF TOTAL
                              AGGREGATE DOLLAR AMOUNT OF      BROKERAGE COMMISSIONS PAID     BROKERAGE TRANSACTIONS
                            BROKERAGE COMMISSIONS PAID TO      TO AFFILIATED BROKERS (%)        EFFECTED THROUGH
                                AFFILIATED BROKERS ($)                                       AFFILIATED BROKERS (%)
----------------------------------------------------------------------------------------------------------------------
FUND                         2001        2002        2003       2001      2002     2003     2001      2002     2003
----------------------------------------------------------------------------------------------------------------------
Treasury Securities
Money Market Fund           66,181      89,905      78,248      100       100       100      100      100       100
----------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market
Fund*                         *           *           *          *        *         *        *        *         *
----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond
Fund                         945        1,393       1,807       100      100       100      100      100       100
----------------------------------------------------------------------------------------------------------------------
Value Fund                   212         312         335         0        0         0        42      24        35
----------------------------------------------------------------------------------------------------------------------
Growth Fund                   0          179         300         0        1         0        0       63        45
----------------------------------------------------------------------------------------------------------------------
Burkenroad Fund               *           4           28         0        0         0        *       34        65
----------------------------------------------------------------------------------------------------------------------

* Not in operation for the period indicated.


SECURITIES OF "REGULAR BROKER-DEALERS." The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2003, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

----------------------------------------------------------------------------------------------------------------------
FUND                           NAME OF BROKER/DEALER             TYPE OF SECURITY HELD     DOLLAR AMOUNT AT FYE
----------------------------------------------------------------------------------------------------------------------
Treasury Securities Money      UBS Warbug Painewebber, Inc.      Repurchase Agreement      $52,721,847
Market Fund
----------------------------------------------------------------------------------------------------------------------
                               Deutsche Bank Securities Limited  Repurchase Agreement      $48,179,722
----------------------------------------------------------------------------------------------------------------------
                               Lehman Brothers, Inc.             Repurchase Agreement      $8,817,289
----------------------------------------------------------------------------------------------------------------------
                               ABN AMRO Financial Services,      Repurchase Agreement      $8,734,958
                               Inc.
----------------------------------------------------------------------------------------------------------------------
                               Morgan Stanley, Inc.              Repurchase Agreement      $7,228,966
----------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund*  N/A                               N/A                       N/A
----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund     UBS Warbug Painewebber, Inc.      Repurchase Agreement      $4,997,083
----------------------------------------------------------------------------------------------------------------------
                               Bank of America Investment        Corporate Bond            $2,847,818
                               Services
----------------------------------------------------------------------------------------------------------------------
                               Lehman Brothers, Inc.             Corporate Bond            $1,131,521
----------------------------------------------------------------------------------------------------------------------
                               Merrill Lynch, Inc.               Corporate Bond            $602,250
----------------------------------------------------------------------------------------------------------------------
Value Fund                     Morgan Stanley, Inc.              Repurchase Agreement      $602,075
----------------------------------------------------------------------------------------------------------------------
                               Bank of America Investment        Common Stock              $560,400
                               Services
----------------------------------------------------------------------------------------------------------------------
Growth Fund                    Morgan Stanley, Inc.              Repurchase Agreement      $347,985
----------------------------------------------------------------------------------------------------------------------
Burkenroad Fund                Morgan Stanley, Inc.              Repurchase Agreement      $49,867
----------------------------------------------------------------------------------------------------------------------

*  Not in operation for the period indicated.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% AND 25% SHAREHOLDERS


As of May 1, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

TREASURY SECURITIES MONEY MARKET FUND - TRUST CLASS:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 99.98%

TREASURY SECURITIES MONEY MARKET FUND - INSTITUTIONAL SWEEP CLASS:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 94.20%

Fund Serv Account FBO Hancock Bank 401K Plan, One Hancock Plaza P. O. Box 4019, Gulfport, MS 39502-4019; 5.80%

TREASURY SECURITIES MONEY MARKET FUND - CLASS A:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 83.09%

NFSC; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 15.10%

STRATEGIC INCOME BOND FUND - TRUST CLASS:

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 95.41%

STRATEGIC INCOME BOND FUND - CLASS A:

Hanco ; P O Box 4019, Gulfport, MS 39502-4019; 36.97%

Fund Serv Acct FBO Hancock Bank 401K Plan, One Hancock Plaza P O Box 4019, Gulfport, MS 39502-4019; 6.98%

Fund Serv Shell Account FBO Burke S. Torrey, 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 6.12%

STRATEGIC INCOME BOND FUND - CLASS C:

Fund Serv Shell Account; FBO Marlene Quartano 200 Liberty Street, 1 World Financial Center, New York NY 10281; 62.82%

Fund Serv Shell Account FBO Ms. Amparo De Jesus Martinez; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 9.98%

Fund Serv Shell Account; FBO Mr. Jerry Hamilton 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 9.39%

Fund Serv Acct FBO Mollie Doucet 200 Liberty Street, 1 World Financial Center, New York, NY 10281;6.75%

VALUE FUND - TRUST CLASS:

Hanco; P.O. Box 4019; Gulfport, MS 39502-4019; 95.23%

VALUE FUND - CLASS A:

Fund Serv Account FBO Hancock Bank 401K Plan, One Hancock Plaza P.O. Box 4019, Gulfport, MS 39502-4019; 15.41%

Hanco; P.O. Box 4019, Gulfport, MS 39502-4019; 29.16%

VALUE FUND - CLASS C:

Fund Serv Shell Account; FBO Ms. Tina Vidrine 200 Liberty Street, 1 World Financial Center, New York, NY 1028; 37.06%

Fund Serv Shell Account; TOD Jason Peterson 200 Liberty Street, 1 World Financial Center, New York, NY 1028; 25.25%

Fund Serv Shell Account; TOD Danny Rayburn 200 Liberty Street, 1 World Financial Center, New York, NY 1028; 9.34%

Fund Serv Account; FBO Mollie Doucet 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.19%

GROWTH FUND - TRUST CLASS:

Hanco; P.O. Box 4019; Gulfport, MS 39502-4019; 95.65%

GROWTH FUND - CLASS A:

Hanco; P O Box 4019; Gulfport, MS  39502-4019; 31.79%

Fund Serv Account FBO Hancock Bank 401K Plan; One Hancock Plaza P.O. Box 4019; Gulfport, MS 39502-4019; 17.23%

GROWTH FUND - CLASS C:

Fund Serv Shell Account FBO Modica Properties; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 48.94%

Fund Serv Shell Account; FBO Ms Tina Vidrine; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 22.11%

Fund Serv Shell Acct; TOD Jason Peterson; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 13.90%

BURKENROAD FUND - CLASS A:

Fund Serv Shell Account FBO Hancock Bank Investment Serv; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 8.10%

Fund Serv Shell Account FBO Guy A Modica Sr TTEE; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 6.41%

BURKENROAD FUND - CLASS D:

The Administrators of the Tulane Educational Fund; 6401 Freret Street Suite 178, New Orleans, LA 70118; 20.15%

Aaron Selber; P O Box 21830, Shreveport, LA  71120; 13.04%

Fund Serv Shell Account FBO Papapopen LP; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 11.97%

Fund Serv Shell Account FBO Mr. Melvin Reck; 200 Liberty Street, 1 World Financial Center, New York, NY 10281; 5.08%

EXPERTS

The financial statements incorporated by reference into this SAI have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountant, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended January 31, 2003, and the Report of Independent Accountants of PricewaterhouseCoopers LLP dated January 31, 2003 relating to the financial statements, including the financial highlights of the Funds are incorporated herein by reference.

                                    APPENDIX

                             DESCRIPTION OF RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-       Leading market positions in well-established industries.

-       High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term Municipal Securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated

BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 34

ITEM 23.  Exhibits:


(a) Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 2, 1997.
(b) Registrant's amended and restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(c)               Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Horizon Advisors, with respect to the Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock Horizon Strategic Income Fund and Hancock Horizon Growth Fund, is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(d)(2) Amended and Restated Investment Sub-Advisory Agreement between and among the Registrant, Horizon Advisers and Weiss, Peck & Greer L.L.C., with respect to the Hancock Horizon Tax Exempt Money Market Fund, is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(d)(3) Amended Schedule to the Investment Advisory Agreement between the Registrant and Horizon Advisors is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on October 12, 2001.
(e)(1) Amended and Restated Distribution Agreement dated August 14, 2000, between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.
(e)(2) Transfer Agent Agreement between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 6(b) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on January 13, 1993.
(e)(3) Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(7) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(e)(4) Amendment to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 31, 2002 is incorporated herein by reference to exhibit (e)(8) of Post-Effective Amendment No. 33 to the Registrant's

                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2002.
(f)               Not Applicable.
(g) Custody Agreement between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(h)(1) Administration Agreement between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on July 29, 1993.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is filed herewith.
(h)(3) Consent to Assignment and Assumption of Administration Agreement, between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to exhibit 9(i) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(4) Shareholder Services Plan relating to the Hancock Bank Family of Funds is incorporated herein by reference to exhibit
                  (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.
(h)(5) Amended Schedule A to the Shareholder Services Plan, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2002.
(h)(6) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit
                  (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(h)(7) Distribution Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and SEI Investments Distribution Co. is filed herewith.
(h)(8) Contractual Fee Waiver Agreement between the Registrant and Horizon Advisers is filed herewith.
(i)               Legal opinion is filed herewith.
(j)               Consent of independent accountant is filed herewith.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 15(d) of Post-Effective Amendment No. 17, filed with the Securities and Exchange Commission on April 2, 1997.
(m)(2) Revised Distribution Plan, relating to The Hancock Bank Family of Funds, is incorporated herein by reference to exhibit
                  (m)(7) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17, 2000.
(m)(3) Revised Schedule A to the Distribution Plan, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on October 12, 2001.
(n)(1) Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation are incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
(n)(2) Amended Schedule B to the Rule 18f-3 Multi-Class Plan, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on October 12, 2001.
(o)               Not Applicable.
(p)(1) The Arbor Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.
(p)(2) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.
(p)(3) Weiss, Peck & Greer, L.L.C. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 16, 2000.
(p)(4) Revised SEI Investments Company Code of Ethics and Insider Trading Policy dated December 2001 is filed herewith.

ITEM 24.  Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Adviser:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Horizon Advisers

Horizon Advisers is an Adviser for the Registrant's Funds. The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------                             ---------------------              -----------------------------
John Portwood                                          --                                     --
Chief Investment Strategist

David Lundgren                                         --                                     --
Director of Equities and Research

Gerald Dugal                                           --                                     --
Director of Fixed Income and Trading

Aimee Nyman                                            --                                     --
Securities Trader

Paula Chastain                                         --                                     --
Securities Trader

WEISS, PECK & GREER INVESTMENTS

Weiss, Peck and Greer, Investments ("WPG") is a sub-adviser for the Registrant's Hancock Horizon Tax-Exempt Fund. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------                             ---------------------              -----------------------------
Gery Arthur MJ Daeninck, Membert of                      --                                     --
Managing Board
Pieter Korteweg, Member of Managing                      --                                     --
Board
Stephen Henry Weiss, Member of                           --                                     --
Managing Board
Phillip Greer, Member of Managing              FDX Corporation
Board
                                               Robert Mondavi Corporation
Roger James Weiss, Member                      Opus360


NAME AND POSITION WITH
INVESTMENT ADVISER                             NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------                             ---------------------              -----------------------------
Gill Rudy Cogan, Member of                     Advanced System Products, Inc.                  --
Managing Board
                                               Airgate PCS Inc.

                                               APT System Products, Inc.
                                               (formerly CAPS Software, Inc.)

                                               Dyna Chip Corporation
                                               (formerly Dyna Logic Inc.)

                                               Electronics for Imaging (Public)

                                               Panorama Software, Inc.

                                               Quadlux, Inc.

                                               Times Ten Performance, Inc.
                                               (formerly Data Xe)
Ronald Monroe Hoffner, Member                           --                                     --
Cornelis T. L. Korthout, Member                         --                                     --
Wesley Warren Lang, Jr., Member                Chyron Corp.                                    --

                                               Lionheart Newspaper, Inc.

                                               MAC Acquisitions, L.P.

                                               Medifinancial Solutions, Inc.

                                               Michael Allen Designs

                                               Nationwide Credit Inc.

                                               Powell Plant Farms, Inc.

                                               Village Voice Media, LLC
Haakan Sub L.P., Member                                 --                                     --
Mulco Sub L.P., Member                                  --                                     --
Jacob Van Duijin, Member of                             --                                     --
Managing Board
Reinier Van Gerrevink, Member                           --                                     --
Athanassios Michas, Member,                    NYSE - International Advisory
CEO and President                              Board

ITEM 27.   Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                          July 15, 1982
         SEI Liquid Asset Trust                          November 29, 1982
         SEI Tax Exempt Trust                            December 3, 1982
         SEI Index Funds                                 July 10, 1985
         SEI Institutional Managed Trust                 January 22, 1987
         SEI Institutional International Trust           August 30, 1988
         The Advisors' Inner Circle Fund                 November 14, 1991
         STI Classic Funds                               May 29, 1992
         Bishop Street Funds                             January 27, 1995
         STI Classic Variable Trust                      August 18, 1995
         SEI Asset Allocation Trust                      April 1, 1996
         SEI Institutional Investments Trust             June 14, 1996
         HighMark Funds                                  February 15, 1997
         Armada Funds                                    March 8, 1997
         Expedition Funds                                June 9, 1997
         Oak Associates Funds                            February 27, 1998
         The Nevis Fund, Inc.                            June 29, 1998
         CNI Charter Funds                               April 1, 1999
         The Armada Advantage Fund                       May 1, 1999
         Amerindo Funds Inc.                             July 13, 1999
         iShares Inc.                                    January 28, 2000
         SEI Insurance Products Trust                    March 29, 2000
         iShares Trust                                   April 25, 2000
         Pitcairn Funds                                  August 1, 2000
         First Focus Funds, Inc.                         October 1, 2000
         JohnsonFamily Funds, Inc.                       November 1, 2000
         The MDL Funds                                   January 24, 2001
         Causeway Capital Management Trust               September 20, 2001

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


Offices                    Position and Office                                          Positions and
Name                       with Underwriter                                             with Registrant
-------                    -------------------                                          ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                       --
Richard B. Lieb            Director, Executive Vice President                                 --
Carmen V. Romeo            Director                                                           --
Mark J. Held               President & Chief Operating Officer                                --
Dennis J. McGonigle        Executive Vice President                                           --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                --
Todd Cipperman             Senior Vice President & General Counsel                            --
Carl A. Guarino            Senior Vice President                                              --
Jack May                   Senior Vice President                                              --
Kevin P. Robins            Senior Vice President                                              --
Patrick K. Walsh           Senior Vice President                                              --
Wayne M. Withrow           Senior Vice President                                              --
Robert Aller               Vice President                                                     --
John D. Anderson           Vice President & Managing Director                                 --
Timothy D. Barto           Vice President & Assistant Secretary                               --
Robert Crudup              Vice President & Managing Director                                 --
Richard A. Deak            Vice President & Assistant Secretary                               --
Scott W. Dellorfano        Vice President & Managing Director                                 --
Barbara Doyne              Vice President                                                     --
Jeff Drennen               Vice President                                                     --
Scott C. Fanatico          Vice President & Managing Director                                 --
Vic Galef                  Vice President & Managing Director                                 --
Steven A. Gardner          Vice President & Managing Director                                 --
Lydia A. Gavalis           Vice President & Assistant Secretary                               --
Greg Gettinger             Vice President & Assistant Secretary                               --
Kathy Heilig               Vice President                                                     --
Jeff Jacobs                Vice President                                                     --
Bridget Jensen             Vice President                                                     --
Samuel King                Vice President                                                     --
John Kirk                  Vice President & Managing Director                                 --
Kim Kirk                   Vice President & Managing Director                                 --
John Krzeminski            Vice President & Managing Director                                 --
Karen LaTourette           Secretary                                                          --
Alan H. Lauder             Vice President                                                     --
Paul Lonergan              Vice President & Managing Director                                 --
Ellen Marquis              Vice President                                                     --
Christine McCullough       Vice President & Assistant Secretary                               --
Carolyn McLaurin           Vice President & Managing Director                                 --
Mark Nagle                 Vice President                                                     --
Joanne Nelson              Vice President                                                     --
Rob Redican                Vice President                                                     --
Maria Rinehart             Vice President                                                     --
Steve Smith                Vice President                                                     --
Daniel Spaventa            Vice President                                                     --
Kathryn L. Stanton         Vice President                                                     --
Sherry K. Vetterlein       Vice President & Assistant Secretary                               --
Lori L. White              Vice President & Assistant Secretary                               --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                               --

ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's Custodian:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, MS 39502

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's
         Administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, PA 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, MS 39502

                                    Weiss, Peck & Greer Investments
                                    One New York Plaza
                                    New York, NY 10004


ITEM 29.  Management Services:

          None.

ITEM 30.  Undertakings:

          None.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to Registration Statement No. 33-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of May, 2003.

                                                   THE ARBOR FUND

                                                   By:  /s/ James R. Foggo
                                                      -----------------------
                                                       James R. Foggo, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *                          Trustee                  May 30, 2003
------------------------------------
John T. Cooney

              *                          Trustee                  May 30, 2003
------------------------------------
William M. Doran

              *                          Trustee                  May 30, 2003
------------------------------------
Robert A. Nesher

              *                          Trustee                  May 30, 2003
------------------------------------
Robert A. Patterson

              *                          Trustee                  May 30, 2003
------------------------------------
Eugene B. Peters

              *                          Trustee                  May 30, 2003
------------------------------------
James M. Storey

              *                          Trustee                  May 30, 2003
------------------------------------
George J. Sullivan, Jr.

/s/ James R. Foggo                       President                May 30, 2003
------------------------------------
James R. Foggo

/s/ Peter Golden                         Controller &             May 30, 2003
------------------------------------     Chief Financial Officer
Peter Golden

*By:     /s/ James R. Foggo
         ---------------------------
         James R. Foggo
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James R. Foggo                         Date:      2/10/03
------------------------------                   --------------------------
James R. Foggo
President

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Nesher                        Date:            02/19/03
---------------------------------                 -----------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ John T. Cooney                          Date:      2/7/2003
--------------------------------                  -----------------------------
John T. Cooney
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ William M. Doran                        Date:      2/12/03
--------------------------------                  -----------------------------
William M. Doran
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Robert A. Patterson                   Date:      2/07/03
-------------------------------                 -------------------------------
Robert A. Patterson
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Eugene B. Peters                       Date:      2/14/03
-------------------------------                  ------------------------------
Eugene B. Peters
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James M. Storey                        Date:      2/10/2003
---------------------------------                ------------------------------
James M. Storey
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ George J. Sullivan, Jr.                   Date:      2/7/2003
----------------------------------                  ---------------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS INNER CIRCLE FUND
                                 THE ARBOR FUND
                              THE EXPEDITION FUNDS
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced fund (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James R. Foggo and Todd B. Cipperman, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Jennifer Spratley                          Date:      2/7/2003
--------------------------------------               --------------------------
Jennifer Spratley
Controller and Chief Financial Officer

                                  EXHIBIT INDEX

Exhibit           Number
-------           ------

EX-99.A           Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form
                  N-1A (File No. 33-50718), filed with the Securities and
                  Exchange Commission on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File
                  No. 33-50718), filed with the Securities and Exchange
                  Commission on April 2, 1997.
EX-99.B           Registrant's amended and restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment
                  No. 31 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-50718), filed with the Securities and Exchange
                  Commission on May 31, 2001.
EX-99.C           Not Applicable.
EX-99.D1          Amended and Restated Investment Advisory Agreement between the
                  Registrant and Horizon Advisors, with respect to the Hancock
                  Horizon Treasury Securities Money Market Fund, Hancock Horizon
                  Tax Exempt Money Market Fund, Hancock Horizon Value Fund,
                  Hancock Horizon Strategic Income Fund and Hancock Horizon
                  Growth Fund, is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 31 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
EX-99.D2          Amended and Restated Investment Sub-Advisory Agreement between and among the Registrant, Horizon Advisers and Weiss, Peck &
                  Greer L.L.C., with respect to the Hancock Horizon Tax Exempt
                  Money Market Fund, is incorporated herein by reference to
                  exhibit (d)(17) of Post-Effective Amendment No. 31 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
EX-99.D3          Amended Schedule to the Investment Advisory Agreement between the Registrant and Horizon Advisors is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No.
                  32 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-50718), filed with the Securities and Exchange
                  Commission on October 12, 2001.
EX-99.E1          Amended and Restated Distribution Agreement dated August 14,
                  2000, between the Registrant and SEI Investments Distribution
                  Company is incorporated herein by reference to exhibit (h)(17)
                  of Post-Effective Amendment No. 29 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17,
                  2000.
EX-99.E2          Transfer Agent Agreement between the Registrant and SEI
                  Financial Management Corporation is incorporated herein by reference to exhibit 6(b) of Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No.
                  33-50718), filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.E3          Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(7) of Post-Effective Amendment No. 31 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
EX-99.E4          Amendment to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 31, 2002 is incorporated herein by reference to exhibit (e)(8) of
                  Post-Effective Amendment No. 33 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2002.
EX-99.F           Not Applicable.

EX-99.G           Custody Agreement between the Registrant and Hancock Bank and
                  Trust is incorporated herein by reference to exhibit (g)(4) of
                  Post-Effective Amendment No. 31 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
EX-99.H1          Administration Agreement between the Registrant and SEI
                  Financial Management Corporation is incorporated herein by reference to exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No.
                  33-50718), filed with the Securities and Exchange Commission on July 29, 1993.
EX-99.H2          Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the
                  Registrant and SEI Investments Global Funds Services is filed herewith.
EX-99.H3          Consent to Assignment and Assumption of Administration
                  Agreement, between the Registrant and SEI Financial Management
                  Corporation, dated June 1, 1996, to SEI Fund Resources is
                  incorporated herein by reference to exhibit 9(i) of
                  Post-Effective Amendment No. 20 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H4          Shareholder Services Plan relating to the Hancock Bank Family of Funds is incorporated herein by reference to exhibit
                  (h)(15) of Post-Effective Amendment No. 28 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 30, 2000.
EX-99.H5          Amended Schedule A to the Shareholder Services Plan, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment
                  No. 33 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-50718), filed with the Securities and Exchange
                  Commission on May 31, 2002.
EX-99.H6          Shareholder Services Agreement between the Registrant and
                  Hancock Bank is incorporated herein by reference to exhibit
                  (h)(16) of Post-Effective Amendment No. 31 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 2001.
EX-99.H7          Distribution Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, between the Registrant and
                  SEI Investments Distribution Co. is filed herewith.
EX-99.H8          Contractual Fee Waiver Agreement between the Registrant and
                  Horizon Advisers is filed herewith.
EX-99.I           Legal opinion is filed herewith.
EX-99.J           Consent of independent accountant is filed herewith.
EX-99.K           Not Applicable.
EX-99.L           Not Applicable.
EX-99.M1          Rule 18f-3 Multi-Class Plan, originally filed with
                  Post-Effective Amendment No. 12 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference to exhibit 15(d) of
                  Post-Effective Amendment No. 17, filed with the Securities and
                  Exchange Commission on April 2, 1997.
EX-99.M2          Revised Distribution Plan, relating to The Hancock Bank Family of Funds, is incorporated herein by reference to exhibit
                  (m)(7) of Post-Effective Amendment No. 29 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on November 17,
                  2000.
EX-99.M3          Revised Schedule A to the Distribution Plan, relating to the
                  Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File
                  No. 33-50718), filed with the Securities and Exchange
                  Commission on October 12, 2001.
EX-99.N1          Amended and restated Rule 18f-3 Multi-Class Plan and
                  Certificates of Class Designation are incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File
                  No. 33-50718), filed with the Securities and Exchange
                  Commission on May 31, 2001.
EX-99.N2          Amended Schedule B to the Rule 18f-3 Multi-Class Plan,
                  relating to the Hancock Horizon Family of Funds, is
                  incorporated herein by reference to exhibit (n)(2) of
                  Post-Effective Amendment No. 32 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on October 12,
                  2001.
EX-99.O           Not Applicable.
EX-99.P1          The Arbor Fund Code of Ethics is incorporated herein by
                  reference to exhibit (p)(10) of Post-Effective Amendment No.
                  28 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-50718), filed with the Securities and Exchange
                  Commission on May 30, 2000.
EX-99.P2          Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No.
                  27 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-50718), filed with the Securities and Exchange
                  Commission on March 16, 2000.
EX-99.P3          Weiss, Peck & Greer, L.L.C. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of Post-Effective
                  Amendment No. 27 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-50718), filed with the Securities and
                  Exchange Commission on March 16, 2000.
EX-99.P4          Revised SEI Investments Company Code of Ethics and Insider
                  Trading Policy dated December 2001 is filed herewith.